File Nos.   333-120181
                                                                811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 Initial Filing
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No. 3                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            Amendment  No. 205                                            (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     ------------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH AMERICA
     ----------------------------------------------------
        (Name  of  Depositor)

     5701 Golden Hills Drive, Minneapolis, MN                        55416
     -------------------------------------------                     --------
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Stewart D. Gregg, Senior Securities Counsel
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant  to  paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of the Proposed Public Offering: May 1, 2007

Title of Securities Registered:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                                PART A-Prospectus
                                       1

                           THE ALLIANZ HIGH FIVE(TM) L
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).


The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

At Contract issue, you may be able to select either the Living Guarantees with the Guaranteed Principal Value (GPV) Benefit or the Living Guarantees with the Guaranteed Account Value (GAV) Benefit. If you prefer, you could purchase a Contract without these Living Guarantees. The Living Guarantees also include the Guaranteed Withdrawal Benefit (GWB). The benefits included in each Living Guarantee are provided as a package but are not available individually. There are no additional fees or charges for selecting the GPV Benefit. However, there is an additional charge for selecting the GAV Benefit. If you select the GPV Benefit or the GAV Benefit, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs). AFTER THE ISSUE DATE, THE LIVING GUARANTEES CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. The GPV Benefit provides a level of protection for the principal you invest in the Contract. The GAV Benefit provides a level of protection for the principal you invest in the Contract and locks in some of your investment gains from prior Contract Anniversaries. The GWB provides guaranteed income through partial withdrawals beginning on the second Contract Anniversary.

We currently offer the Investment Options listed on the following page. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the FPAs. You can only allocate up to 50% of any Purchase Payment to the FPAs. However, we may transfer more than 50% of your Contract Value to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.


CONTRACTS WITH LIVING GUARANTEES ARE SUBJECT TO SYSTEMATIC TRANSFERS BETWEEN YOUR SELECTED INVESTMENT OPTIONS AND THE FPAS. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE LIVING GUARANTEES. TRANSFERS OUT OF THE FPAS MAY BE SUBJECT TO A MARKET VALUE ADJUSTMENT THAT MAY INCREASE OR DECREASE YOUR CONTRACT VALUE AND/OR THE AMOUNT OF THE TRANSFER.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

AIM
AZL AIM Basic Value Fund
AZL AIM International Equity Fund

AZL FUSION
AZL Fusion Balanced Fund
AZL Fusion Growth Fund
AZL Fusion Moderate Fund


CLEARBRIDGE
AZL LMP Large Cap Growth Fund
AZL LMP Small Cap Growth Fund

COLUMBIA
AZL Columbia Technology Fund


DAVIS
AZL Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL Dreyfus Founders Equity Growth Fund
AZL Dreyfus Premier Small Cap Value Fund
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.


FIRST TRUST
AZL First Trust Target Double Play Fund
AZL TargetPLUS Equity Fund

FRANKLIN TEMPLETON
AZL Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund


JENNISON
AZL Jennison 20/20 Focus Fund
AZL Jennison Growth Fund
Jennison 20/20 Focus Portfolio

LEGG MASON
AZL Legg Mason Growth Fund
AZL Legg Mason Value Fund

NEUBERGER BERMAN
AZL Neuberger Berman Regency Fund


OPPENHEIMER CAPITAL
AZL OCC Opportunity Fund
AZL OCC Renaissance Fund
AZL OCC Value Fund
OpCap Mid Cap Portfolio

OPPENHEIMER FUNDS
AZL Oppenheimer Developing Markets Fund
AZL Oppenheimer Global Fund
AZL Oppenheimer International Growth Fund
AZL Oppenheimer Main Street Fund
Oppenheimer High Income Fund/VA


PIMCO
AZL PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio


PRUDENTIAL
AZL Money Market Fund
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

VAN KAMPEN
AZL Van Kampen Aggressive Growth Fund
AZL Van Kampen Comstock Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Global Franchise Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen Mid Cap Growth Fund
AZL Van Kampen Strategic Growth Fund

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.



        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


This prospectus offers both "New Contracts" and "Old Contracts." New Contracts have a four-year withdrawal charge schedule and Old Contracts have a three-year withdrawal charge schedule. Only one type of Contract is offered in each state. Unless specifically indicated otherwise, all prospectus language applies equally to both Old and New Contracts.

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

o    The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o    Free look rights.
o    Selection of certain Income Dates.
o    Restrictions on your ability to make additional Purchase Payments.
o    Deductions we make to reimburse ourselves for premium taxes.
o    Selection of certain assumed investment rates for variable Annuity
     Payments.
o    Transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

Dated: May 1, 2007


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

TABLE OF CONTENTS

FEE TABLES............................................5
----------
    CONTRACT OWNER TRANSACTION EXPENSES...............5
    -----------------------------------
    CONTRACT OWNER PERIODIC EXPENSES..................5
    --------------------------------
    ANNUAL OPERATING EXPENSES OF THE
      INVESTMENT OPTIONS..............................6
    ---------------------------------------------------
    EXAMPLES..........................................7
    --------
1.  THE VARIABLE ANNUITY CONTRACT.....................8
--  -----------------------------
    OWNERSHIP.........................................8
    ---------
2.  THE ANNUITY PHASE.................................9
--  -----------------
    INCOME DATE.......................................9
    -----------
    PARTIAL ANNUITIZATION............................10
    ---------------------
    ANNUITY OPTIONS..................................10
    ---------------
    ANNUITY PAYMENTS.................................12
    ----------------
3.  PURCHASE.........................................13
    PURCHASE PAYMENTS................................13
    AUTOMATIC INVESTMENT PLAN (AIP)..................13
    ALLOCATION OF PURCHASE PAYMENTS..................14
    TAX-FREE SECTION 1035 EXCHANGES..................14
    FAXED APPLICATIONS...............................14
    FREE LOOK/RIGHT TO EXAMINE.......................15
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..15
4.  INVESTMENT OPTIONS...............................16
--  ------------------
    SUBSTITUTION AND LIMITATION ON FURTHER
    INVESTMENTS......................................24
    --------------------------------------------------
    TRANSFERS........................................25
    ---------
    EXCESSIVE TRADING AND MARKET TIMING..............26
    -----------------------------------
    DOLLAR COST AVERAGING (DCA) PROGRAM..............28
    -----------------------------------
    FLEXIBLE REBALANCING.............................28
    --------------------
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...29
    ----------------------------------------------
    VOTING PRIVILEGES................................29
    -----------------
5.  OUR GENERAL ACCOUNT..............................30
--  -------------------
    FIXED PERIOD ACCOUNTS (FPAS).....................30
    ----------------------------
    MARKET VALUE ADJUSTMENT (MVA)....................31
    -----------------------------
6.  GUARANTEED VALUES UNDER THE LIVING GUARANTEES....34
--  ---------------------------------------------
    CALCULATING THE GPV AND GAV......................35
    ---------------------------
    GPV AND GAV TRANSFERS............................37
    ---------------------
    THE GPV AND GAV FIXED ACCOUNT MINIMUMS...........39
    --------------------------------------
    RESETTING THE GPV AND GAV BENEFITS...............39
    ----------------------------------
    OTHER INFORMATION ON THE GPV AND GAV BENEFITS....40
    ---------------------------------------------
7.  EXPENSES.........................................41
--  --------
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........41
    ----------------------------------------
    CONTRACT MAINTENANCE CHARGE......................41
    ---------------------------
    WITHDRAWAL CHARGE................................42
    -----------------
    TRANSFER FEE.....................................43
    ------------
    PREMIUM TAXES....................................43
    -------------
    INCOME TAXES.....................................43
    ------------
    INVESTMENT OPTION EXPENSES.......................43
    --------------------------
8.  TAXES............................................44
--  -----
    ANNUITY CONTRACTS IN GENERAL.....................44
    ----------------------------
    QUALIFIED CONTRACTS..............................44
    -------------------
    MULTIPLE CONTRACTS...............................45
    ------------------
    PARTIAL 1035 EXCHANGES...........................45
    ----------------------
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........45
    ---------------------------------------
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............46
    -----------------------------------
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....47
    ---------------------------------------------
    DEATH BENEFITS...................................48
    --------------
    WITHHOLDING......................................48
    -----------
    FEDERAL ESTATE TAXES.............................48
    --------------------
    GENERATION-SKIPPING TRANSFER TAX.................48
    --------------------------------
    FOREIGN TAX CREDITS..............................48
    -------------------
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
     FOREIGN CORPORATIONS............................48
    ------------------------------------------------
    POSSIBLE TAX LAW CHANGES.........................48
    ------------------------
    DIVERSIFICATION..................................49
    ---------------
    REQUIRED DISTRIBUTIONS...........................49
    ----------------------
9.  ACCESS TO YOUR MONEY.............................49
--  --------------------
    PARTIAL WITHDRAWAL PRIVILEGE.....................50
    ----------------------------
    GUARANTEED WITHDRAWAL BENEFIT (GWB)..............50
    -----------------------------------
    SYSTEMATIC WITHDRAWAL PROGRAM....................51
    -----------------------------
    THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED
      MINIMUM DISTRIBUTION (RMD) PAYMENTS............52
    ------------------------------------------------
    SUSPENSION OF PAYMENTS OR TRANSFERS..............52
    -----------------------------------
10. ILLUSTRATIONS....................................52
--- -------------
11. DEATH BENEFIT....................................52
--- -------------
    TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT
        (TRADITIONAL GMDB)...........................53
    -------------------------------------------------
    ENHANCED GUARANTEED MINIMUM DEATH BENEFIT
        (ENHANCED GMDB)..............................53
        ---------------
    GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA.........54
    TERMINATION OF THE DEATH BENEFIT.................54
    --------------------------------
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.54
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER
        ALL OTHER CONTRACTS..........................55
        -------------------
    DEATH BENEFIT PAYMENT OPTIONS....................58
    -----------------------------
12. OTHER INFORMATION................................58
--- -----------------
    ALLIANZ LIFE.....................................58
    ------------
    THE SEPARATE ACCOUNT.............................58
    --------------------
    DISTRIBUTION.....................................59
    ------------
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............60
    -------------------------------------
    ADMINISTRATION/ALLIANZ SERVICE CENTER............60
    -------------------------------------
    LEGAL PROCEEDINGS................................61
    -----------------
    FINANCIAL STATEMENTS.............................61
    --------------------
13. GLOSSARY.........................................61
14. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................64
    ----------------------
15. PRIVACY NOTICE...................................65
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................66
    ----------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION.........70
--------------------------------------------
APPENDIX C - DEATH BENEFIT CALCULATION EXAMPLES......71
-----------------------------------------------

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

The following is a list of common abbreviations used in this prospectus:

 FPA  =   FIXED PERIOD ACCOUNT             GWB  =  GUARANTEED WITHDRAWAL BENEFIT
 GAV  =   GUARANTEED ACCOUNT VALUE         MAV  =  MAXIMUM ANNIVERSARY VALUE
 GPV  =   GUARANTEED PRINCIPAL VALUE       MVA  =  MARKET VALUE ADJUSTMENT
GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT


--------------------------------------------------------------------------------
FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. Taxes, including deductions we make from the Contract to reimburse ourselves for premium taxes, also may apply, although they do not appear in these tables. It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or death. For more information, see section 7, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES(1) WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(2) (as a percentage of each Purchase Payment withdrawn)


                       NEW CONTRACTS                                             OLD CONTRACTS
------------------------------------------------             ---------------------------------------------
   NUMBER OF COMPLETE YEARS                                   NUMBER OF COMPLETE YEARS
    SINCE WE RECEIVED YOUR                                     SINCE WE RECEIVED YOUR
       PURCHASE PAYMENT                   CHARGE                  PURCHASE PAYMENT                 CHARGE
              0                            8.5%                           0                          8%
              1                            7.5%                           1                          7%
              2                            5.5%                           2                          5%
              3                            3.0%                    3 years or more                   0%
       4 years or more                      0%


TRANSFER FEE(3)........................... First 12 transfers in a Contract Year are free. Thereafter, the fee is $25.



(1) Amounts withdrawn or transferred out of a general account Investment Choice may be subject to a MVA. This MVA may increase or decrease your Contract Value and/or your transfer or withdrawal amount. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).
(2) During each Contract Year of the Accumulation Phase, you can take multiple withdrawals (before any MVA) that when added together do not exceed 10% of your total Purchase Payments (the partial withdrawal privilege). We will not deduct a withdrawal charge from this amount, but an MVA may apply. Because the partial withdrawal privilege is non-cumulative, if you do not use all of your 10% privilege in a Contract Year, you may not carry over the remainder to the next year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.
(3) Dollar cost averaging transfers, flexible rebalancing transfers and GPV or GAV Transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.



CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(4)........................$40 per Contract per year.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                                        M&E CHARGES
                                               ------------------------------
                                                TRADITIONAL      ENHANCED
                                                   GMDB           GMDB(5)
                                               ------------     -------------
         No Living Guarantees or Living
           Guarantees with the GPV Benefit         1.65%          1.85%
         Living Guarantees with the GAV
           Benefit                                 1.75%          1.95%

DURING THE ANNUITY PHASE:
-------------------------
CONTRACT MAINTENANCE CHARGE(6)........................$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)
    M&E CHARGE.....................................1.65%

Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization.


 (4) We waive the charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total Contract Value of all your Contracts. If the total Contract Value of all your Contracts is at least $75,000, the charge is waived on all your Contracts. For more information, please see section 7, Expenses - Contract Maintenance Charge.


(5) The Enhanced GMDB may not be available in all states; check with your registered representative. For more information, please see section 11, Death Benefit.


(6) We waive the charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. Current and future total annual operating expenses could be higher or lower than those shown in the table. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options. [TO BE UPDATED UPON AMENDMENT]

                                                                                              MINIMUM         MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                              [_]%           [_]%


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is ____%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A.

--------------------------------------------------------------------------------

Appendix A contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The $40 contract maintenance charge is included in the examples as a charge of [_]% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges selected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes may apply but are not reflected in these examples.


For additional information, see section 7, Expenses.


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    a) New Contracts with the Enhanced GMDB and the Living Guarantees with the GAV Benefit (the highest M&E charge of 1.95%).
    b) New Contracts with the Traditional GMDB and no Living Guarantees or Living Guarantees with the GPV Benefit (the lowest M&E charge of 1.65%). [TO BE UPDATED UPON AMENDMENT]

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
[_]% (the maximum)                                                  a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
[_]% (the minimum)                                                  a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    a) New Contracts with the Enhanced GMDB and the Living Guarantees with the GAV Benefit (the highest M&E charge of 1.95%).
    b) New Contracts with the Traditional GMDB and no Living Guarantees or Living Guarantees with the GPV Benefit (the lowest M&E charge of 1.65%).
        [TO BE UPDATED UPON AMENDMENT]

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                1 YEAR       3 YEARS        5 YEARS       10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
[_]% (the maximum)                                                  a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
[_]% (the minimum)                                                  a) $          a) $           a) $          a) $
                                                                    b) $          b) $           b) $          b) $
------------------------------------------------------------- ------------- ------------- -------------- -------------


* Annuity Payments are generally not available until the second Contract Anniversary in most states.


As of May 1, 2007 no New Contracts had been sold. Therefore, we have not provided any condensed financial information for New Contracts. However, Appendix B contains condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges of Old Contracts. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels of Old Contracts.



        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.


The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.


The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments. The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice, however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). You can allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states, the FPAs may only be available for GPV and GAV Transfers. In addition, we may transfer more than 50% of your Contract Value to the FPAs beginning on the second Contract Anniversary. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.



        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners.There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


--------------------------------------------------------------------------------
2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.


INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

After the Income Date that you take a Full Annuitization, the Living Guarantees and the FPAs will no longer be available. Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a general account Investment Choice on the Income Date.


PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.


You can take Partial Annuitizations as Annuity Payments after the second Contract Anniversary. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


A Partial Annuitization will decrease the Contract Value, the GMDB value, and for Contracts with the Living Guarantees, it will also decrease the GPV or GAV. This will decrease the amounts available for withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 6, Guaranteed Values Under the Living Guarantees; and see section 11, Death Benefit
- GMDB Adjusted Partial Withdrawals.


ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse ourselves for premium taxes from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).


OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.



        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.


For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:
    (A) = Annuity Unit value of the subaccount for that given Investment
          Option when due proof of the Annuitant's death is received at our Service Center.
    (B) = The amount applied to variable Annuity Payments on the Income Date.
    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

    (D) = The number of Annuity Units used in determining each Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
    (E) = Dollar value of first variable Annuity Payment.
    (F) = Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE FOR FIXED ANNUITY PAYMENTS IN THE STATE OF FLORIDA. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under this option may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.


You can request Annuity Payments under Annuity Options 1-5 as: o a variable payout, o a fixed payout, or o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA (less any deduction we make to reimburse us for premium tax) is less than $5,000 on the Income Date, we will refund that amount to you. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.


If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.


o The Contract Value (adjusted for any applicable MVA and any deduction we make to reimburse ourselves for premium tax) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any Joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment rate (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.



        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

You can choose a 3%, 5% or 7% AIR. The 5% and 7% AIRs are not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period*.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

--------------------------------------------------------------------------------
3.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

o   The minimum initial payment we will accept is $25,000.
o You can make additional Purchase Payments of any amount, but there is a $100 minimum if you have selected the automatic investment plan during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).


o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.


PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.


AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.



        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. In some states, the FPAs may only be available for GPV or GAV Transfers we make. In addition, we may transfer more than 50% of your Contract Value to the FPAs beginning on the second Contract Anniversary.


Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower), and
o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states, or if you purchased this Contract as an IRA, we will refund your Purchase Payment, less withdrawals, if you decide to cancel your Contract within the free look period. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices according to the selections you made at Contract issue, except in California if you are age 60 or older. For Owners in California age 60 or older, we will allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the general account Investment Choices. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.


When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined as of 4:00 p.m. Eastern Time each Business Day, and any Purchase Payment received at or after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,


o   adding any applicable dividends or capital gains, and


o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.*

* For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units as of 4:00 p.m. Eastern Time on the previous Business Day.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

EXAMPLE

o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time.

o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.

--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates, for providing customer service and other administrative services to contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.




---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
AIM                    AZL AIM Basic                                     X            Long-term      At least 65% of total assets
                       Value Fund                                                     growth of      in equity securities of U.S.
                                                                                      capital        issuers that have market
Managed by Allianz                                                                                   capitalizations of greater
Life Advisers, LLC/                                                                                  than $500 million and that
A I M Capital                                                                                        the subadviser believes to
Management, Inc.                                                                                     be undervalued.

                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL AIM                                    X                   Long-term      At least 80% of its assets
                       International                                                  growth of      in a diversified portfolio
                       Equity Fund                                                    capital        of international equity
                                                                                                     securities whose issuers
                                                                                                     are considered by the
                                                                                                     fund's subadviser to
                                                                                                     have strong earnings
                                                                                                     momentum.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- ----------------------------
AZL Fusion             AZL Fusion                                                     Long-term      Allocation among the
                       Balanced Fund                                                  capital        underlying investments, to
Managed by Allianz                                                                    appreciation   achieve a range generally
Life Advisers, LLC                                                                    with           from 45% to 55% of assets in
                                                                                      preservation   equity funds with the
                                                                                      of capital     remaining balance invested
                                               X  X  X   X  X  X   X  X  X  X   X     as an          in fixed income funds.
                                                                                      important
                                                                                      consideration
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Fusion              X   X  X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Growth Fund                                                    capital        underlying investments, to
                                                                                      appreciation   achieve a range generally
                                                                                                     from 75% to 85% of assets
                                                                                                     in equity funds with the
                                                                                                     remaining balance invested
                                                                                                     infixed income funds.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Fusion              X  X   X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Moderate Fund                                                  capital        underlying investments, to
                                                                                      appreciation   achieve arange generally
                                                                                                     from 60% to 70% of assets
                                                                                                     in equity funds with the
                                                                                                     remaining balance invested
                                                                                                     in fixed income funds.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------


ClearBridge            AZL LMP Large                                        X       Long-term        At least 80% of its net assets
                       Cap Growth Fund                                              growth of        in equity securities of
Managed by Allianz                                                                  capital          companies with large market
Life Advisers, LLC/                                                                                  capitalizations, similar to
ClearBridge                                                                                          companies in the Russell 1000
Advisors, LLC                                                                                        Index. Also may invest in
                                                                                                     preferred stocks, warrants and
                                                                                                     up to 15% of its assets in
                                                                                                     securities of foreign issuers.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL LMP Small                                          X     Long-term        At least 80% of its net assets
                       Cap Growth Fund                                              growth of        in equity securities of
                       Portfolio                                                    capital          companies with small market
                                                                                                     capitalization values, at the
                                                                                                     time of purchase not exceeding
                                                                                                     the greater of $3 billion or
                                                                                                     the highest month-end market
                                                                                                     capitalization value of any
                                                                                                     stock in the Russell 2000 Index
                                                                                                     for the previous 12 months.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       18


Columbia               AZL Columbia               X                                 Capital          At least 80% of its total net
                       Technology Fund                                              Appreciation     assets in common stocks of U.S.
Managed by Allianz                                                                                   and foreign technology
Life Advisers, LLC/                                                                                  companies that may benefit from
Columbia Managment                                                                                   technological improvements,
Advisors, LLC                                                                                        advancements or developments.


---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Davis                  AZL Davis NY                                      X            Long-term      Invests the majority of
                       Venture Fund                                                   growth of      assets in equity securities
Managed by Allianz                                                                    capital        issued by large companies
Life Advisers, LLC/                                                                                  with market capitalizations
Davis Selected                                                                                       of at least $10 billion.
Advisers, L.P.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Davis       Davis VA                    X                                  Long-term      At least 80% in common stock
Advisors               Financial                                                      growth of      of companies "principally
                       Portfolio                                                      capital        engaged" in financial
                                                                                                     services.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Dreyfus                AZL Dreyfus                                          X         Long-term      Primarily invests in common
                       Founders                                                       growth of      stocks of large,
                       Equity Growth                                                  capital and    well-established and mature
                       Fund                                                           income         companies. Normally invests
                                                                                                     at least 80% of its net
                                                                                                     assets in stocks that are
Managed by Allianz                                                                                   included in a widely
Life Advisers, LLC/                                                                                  recognized index of stock
Founders Asset                                                                                       market performance. May
Management LLC                                                                                       invest in non-dividend
                                                                                                     paying companies if they
                                                                                                     offer better prospects for
                                                                                                     capital appreciation. May
                                                                                                     invest up to 30% of its
                                                                                                     total assets in foreign
                                                                                                     securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Allianz     AZL Dreyfus                                             X      Seeks          Normally invests at least
Life Advisers, LLC/    Premier Small                                                  long-term      80% of its net assets in
The Dreyfus            Cap Value Fund                                                 growth of      stocks of small U.S.
Corporation                                                                           capital        companies.

---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by The         Dreyfus IP                                              X      Match          Invests in a representative
Dreyfus Corporation    Small Cap                                                      performance    sample of stocks included in
                       Stock Index                                                    of the         the S&P Small Cap 600 Index,
                       Portfolio                                                      Standard &     and in futures whose
                                                                                      Poor's Small   performance is related to
                                                                                      Cap 600 Index  the index, rather than
                                                                                                     attempt to replicate the
                                                                                                     index.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Dreyfus Stock                                  X               Match total    Invests in all 500 stocks in
                       Index Fund,                                                    return of      the S&P 500 in proportion to
                       Inc.                                                           the S&P 500    their weighting in the index.
                                                                                      Composite
                                                                                      Stock Price
                                                                                      Index
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------


First Trust            AZL First Trust                                X               Total          Invest primarily in common
                       Target Double                                                  Return         stocks of companies that are
Managed by Allianz     Play Fund                                                                     identified by a model based on
Life Advisers, LLC/                                                                                  an allocation of 50% in two
First Trust                                                                                          separate strategies that seek
Advisors, L.P.                                                                                       to provide above-average total
                                                                                                     return.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL TargetPLUS             X                                   Total          Invest primarily in common
                       Equity Fund                                                    Return         stocks of companies that are
                                                                                                     identified by a model based on
                                                                                                     an allocation of 20% in five
                                                                                                     separate strategies that seek
                                                                                                     to provide above-average total
                                                                                                     return.


---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Franklin Templeton     AZL Franklin                                            X      Long-term      At least 80% of its net
                       Small Cap                                                      total return   assets in investments of
                       Value Fund                                                                    small capitalization
Managed by Allianz                                                                                   companies with market
Life Advisers, LLC/                                                                                  capitalizations similar to
Franklin Advisory                                                                                    those that comprise the
Services, LLC                                                                                        Russell 2500 index at the
                                                                                                     time of purchase.


---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       19

Managed by Franklin    Franklin                    X                                  Capital        At least 80% of net assets
Advisers, Inc.         Global                                                         appreciation   in investments of
                       Communications                                                 and current    communications companies
                       Securities Fund                                                income         anywhere in the world and
                                                                                                     normally invests primarily
                                                                                                     to predominantly in equity
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin                                          X            Capital        Invests predominantly in a
                       Growth and                                                     appreciation,  broadly diversified
                       Income                                                         with current   portfolio of equity
                       Securities Fund                                                income as a    securities that the Fund's
                                                                                      secondary      manager considers to be
                                                                                      goal           financially strong but
                                                                                                     undervalued by the market.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin High                           X                      High current   Invests primarily to
                       Income Securities                                              income with    predominantly in high yield,
                       Fund                                                           capital        lower quality debt
                                                                                      appreciation   securities.
                                                                                      as a
                                                                                      secondary
                                                                                      goal
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin                    X                                  Maximize       Normally invests in debt and
                       Income                                                         income while   equity securities, including
                       Securities Fund                                                maintaining    corporate, foreign and U.S.
                                                                                      prospects      Treasury bonds and stocks
                                                                                      for capital    with dividend yields the
                                                                                      appreciation   manager believes are
                                                                                                     attractive.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Large                                 X               Capital        At least 80% of net assets
                       Cap Growth                                                     appreciation   in investments of large
                       Securities Fund                                                               capitalization companies,
                                                                                                     predominantly in equity
                                                                                                     securities. For this Fund,
                                                                                                     large cap companies are
                                                                                                     with market cap values
                                                                                                     within those of the top
                                                                                                     50% of companies in the
                                                                                                     Russell 1000 Index, at the
                                                                                                     time of purchase.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Real               X                                  Capital        At least 80% of net assets
                       Estate Fund                                                    appreciation   in investments of companies
                                                                                      with current   operating in the real estate
                                                                                      income as a    sector.
                                                                                      secondary
                                                                                      goal
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                                                   X   Long-term      At least 80% of net assets
Advisory Services,     Rising                                                         capital        in investments of companies
LLC                    Dividends                                                      appreciation   that have paid rising
                       Securities Fund                                                with           dividends, and normally
                                                                                      preservation   invests predominantly in
                                                                                      of capital     equity securities.
                                                                                      as an
                                                                                      important
                                                                                      consideration
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                                                   X   Long-term      At least 80% of net assets
Advisers, Inc.         Small-Mid Cap                                                  capital        in investments of small
                       Growth                                                         growth         capitalization and mid
                       Securities Fund                                                               capitalization companies.
                                                                                                     For this Fund, small cap
                                                                                                     companies are those with
                                                                                                     market capitalization values
                                                                                                     not exceeding $1.5 billion
                                                                                                     or the highest market
                                                                                                     capitalization value in
                                                                                                     the Russell 2000(R) Index,
                                                                                                     whichever is greater at the
                                                                                                     time of purchase; and mid cap
                                                                                                     companies are companies with
                                                                                                     market capitalization values
                                                                                                     not exceeding $8.5  billion,
                                                                                                     at the time of purchase.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       20

Managed by Franklin    Franklin U.S.            X                                     Income         At least 80% of its net
Advisers, Inc.         Government Fund                                                               assets in U.S. government
                                                                                                     securities, primarily fixed
                                                                                                     and variable rate
                                                                                                     mortgage-backed securities,
                                                                                                     a substantial portion of
                                                                                                     which are Ginnie Maes.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------


                       Franklin Zero                       X                          As high an     At least 80% of net assets
                       Coupon Fund                                                    investment     in zero coupon debt
                       2010                                                           return as is   securities and normally
                                                                                      consistent     invests primarily to
                                                                                      with capital   predominantly in U.S.
                                                                                      preservation   Treasury issue stripped
                                                                                                     securities and stripped
                                                                                                     securities issued by the
                                                                                                     U.S. government or its
                                                                                                     agencies and authorities.
                                                                                                     The fund will mature in
                                                                                                     December of 2010 and will then
                                                                                                     no longer be available as an
                                                                                                     Investment Option under the
                                                                                                     Contract. For additional
                                                                                                     information regarding the
                                                                                                     maturity of the fund, please
                                                                                                     see the Franklin Zero Coupon
                                                                                                     Fund prospectus.


---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Mutual                                      X                  Capital        Invests mainly in U.S. and
Mutual Advisers, LLC   Discovery                                                      appreciation   foreign equity securities,
                       Securities Fund                                                               and substantially in
                                                                                                     undervalued stocks and  to
                                                                                                     a lesser extent in risk
                                                                                                     arbitrage securities and
                                                                                                     distressed companies.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       Mutual Shares                                     X            Capital        Invests mainly in equity
                       Securities Fund                                                appreciation,  securities, and
                                                                                      with income    substantially in undervalued
                                                                                      as a           stocks and to a lesser
                                                                                      secondary      extent in risk arbitrage
                                                                                      goal           securities and distressed
                                                                                                     companies.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                   X                                  Long-term      At least 80% of net assets
Asset Management,      Developing                                                     capital        in emerging market
Ltd.                   Markets                                                        appreciation   investments, and invests
                       Securities Fund                                                               primarily to predominantly
                                                                                                     in equity securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                                   X                  Long-term      At least 80% of net assets
Investment Counsel,    Foreign                                                        capital        in investments of issuers
LLC                    Securities                                                     growth         located outside the U.S.,
                       Fund                                                                          including those in emerging
                                                                                                     markets,  and  normally
                                                                                                     invests predominantly in
                                                                                                     equity securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                                   X                  Long-term      Invests primarily in equity
Global Advisors        Growth                                                         capital        securities of companies
Limited                Securities Fund                                                growth         located anywhere in the
                                                                                                     world, including those in
                                                                                                     the U.S. and in emerging
                                                                                                     markets.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------


Jennison               AZL Jennison                                   X               Long-term      At least 80% of its total
                       20/20 Focus                                                    growth of      assets in up to 40 equity and
                       Fund                                                           capital        equity-related securities of
                                                                                                     companies that the Subadviser
Managed by Allianz                                                                                   believes have strong capital
Life Advisers,                                                                                       appreciation potential.
LLC/Jennison
Associates LLC


                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       AZL Jennison                                      X            Long-term      At least 65% of its total
                       Growth Fund                                                    growth of      assets in equity-related
                                                                                                     capital securities of companies
                                                                                                     that exceed $1 billion in
                                                                                                     market capitalization at the
                                                                                                     time of investment and that
                                                                                                     the subadviser believes have
                                                                                                     above-average growth prospects.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       21

Managed by             Jennison 20/20                                 X               Long-term      Invests in up to 40 equity
Prudential             Focus Portfolio                                                growth of      securities of U.S. companies
Investments                                                                           capital        that the subadviser believes
LLC/Jennison                                                                                         to have strong capital
Associates LLC                                                                                       appreciation potential.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Legg Mason             AZL Legg Mason                                       X         Maximum        Invests primarily in common
                       Growth Fund                                                    long-term      stocks or securities
                                                                                      capital        convertible into or
Managed by Allianz                                                                    appreciation   exchangeable for common
Life Advisers,                                                                        with minimum   stock. May invest up to 25%
LLC/Legg Mason                                                                        long-term      of total assets in foreign
Capital Management,                                                                   risk to        securities.
Inc.                                                                                  principal
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Legg Mason                                 X               Long-term      Invests primarily in equity
                       Value Fund                                                     growth of      securities that, in the
                                                                                      capital        subadviser's opinion, offer
                                                                                                     the potential for capital
                                                                                                     growth.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Neuberger Berman       AZL Neuberger                                              X   Long-term      Invests mainly in common
                       Berman Regency                                                 growth of      stocks of mid-cap companies,
Managed by Allianz     Fund                                                           capital        with a total market
Life Advisers,                                                                                       capitalization within the
LLC/Neuberger Berman                                                                                 range of the Russell Midcap
Management Inc.                                                                                      Index.

---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------


Oppenheimer Capital    AZL OCC                                                X       Capital        At least 65% of its assets in
Managed by Allianz     Opportunity Fund                                               Appreciation   common stockes of "growth"
Life Advisers,                                                                                       companies with market
LLC/Oppenheimer                                                                                      capitalizations of less than $2
Capital LLC                                                                                          billion at the time of
                                                                                                     investment.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL OCC                                                    X   Long-term      At least 65% of total assets
                       Renaissance                                                    growth of      in common stocks of
                       Fund                                                           capital and    companies with below-average
                                                                                      income         valuations whose business
                                                                                                     fundamentals are expected to
                                                                                                     improve.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             OpCap Mid Cap                                              X   Long-term      Invests at least 80% of its
Oppenheimer Capital    Portfolio                                                      capital        net assets in equity
LLC                                                                                   appreciation   securities of companies with
                                                                                                     market capitalizations
                                                                                                     between $500 million and $8
                                                                                                     billion at the time of
                                                                                                     purchase that the adviser
                                                                                                     believes are undervalued.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Oppenheimer Funds      AZL                         X                                  Aggressive     Invests at least 80% of its
                       Oppenheimer                                                    capital        net assets in equity
                       Developing                                                     appreciation   securities of issuers
                       Markets Fund                                                                  throughout the world whose
                                                                                                     principal activities are in
 Managed by Allianz                                                                                  at least three developing
 Life Advisers, LLC/                                                                                 markets.
 OppenheimerFunds,
 Inc.


                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                        X                   Capital        Invests mainly in common
                       Oppenheimer                                                    appreciation   stocks of companies in the
                       Global Fund                                                                   U.S. and foreign countries,
                                                                                                     including countries with
                                                                                                     developed or emerging
                                                                                                     markets.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                        X                   Long-term      Common stocks of growth
                       Oppenheimer                                                    capital        companies that are domiciled
                       International                                                  appreciation   outside the U.S. or have
                       Growth Fund                                                                   their primary operations
                                                                                                     outside the U.S.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                            X               High total     Common stocks of U.S.
                       Oppenheimer                                                    return         companies of different
                       Main Street                                                                   capitalization ranges,
                       Fund                                                                          currently focusing on
                                                                                                     large-capitalization
                                                                                                     issuers.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             Oppenheimer                            X                       High level     High-yield fixed-income
OppenheimerFunds,      High Income                                                    of current     securities of domestic and
Inc.                   Fund/VA                                                        income         foreign issuers.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       22

PIMCO                  AZL PIMCO                   X                                  Exceed the     Invests substantially in
                       Fundamental                                                    total return   Research Affiliates
                       IndexPLUS                                                      of the S&P     Fundamental 1000 Index
                       Total Return                                                   500            derivateves, backed by a
                       Fund                                                                          portfolio of short and
Managed by by                                                                                        intermediate term fixed
Allianz Life                                                                                         income instruments.
Advisers,
LLC/Pacific
Investment
Management Company
LLC
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Pacific     PIMCO VIT All               X                                  Maximum real   Invests in institutional
Investment             Asset Portfolio                                                return         class shares of the PIMCO
Management Company                                                                    consistent     Funds and does not invest
LLC                                                                                   with           directly in stocks or bonds
                                                                                      preservation   of other issuers.
                                                                                      of real
                                                                                      capital and
                                                                                      prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                   X                                  Maximum real   Invests in commodity-linked
                       CommodityReal                                                  return         derivative instruments
                       Return                                                         consistent     backed by a portfolio of
                       Strategy                                                       with prudent   inflation-indexed securities
                       Portfolio                                                      investment     and other fixed income
                                                                                      management     instruments.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 80% of its assets
                       Emerging                                                       total          in fixed income instruments
                       Markets Bond                                                   return,        of issuers that economically
                       Portfolio                                                      consistent     are tied to countries with
                                                                                      with           emerging securities markets.
                                                                                      preservation
                                                                                      of capital
                                                                                      and prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 80% of its assets
                       Global Bond                                                    total          in fixed income instruments
                       Portfolio                                                      return,        in at least 3 countries (one
                       (Unhedged)                                                     consistent     of which may be the U.S.),
                                                                                      with           which may be represented by
                                                                                      preservation   futures contracts. Invests
                                                                                      of capital     primarily in securities of
                                                                                      and prudent    issuers located in
                                                                                      investment     economically developed
                                                                                      management     countries.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT High                         X                       Maximum        At least 80% of assets in
                       Yield Portfolio                                                total          high-yield securities ("junk
                                                                                      return,        bonds") rated below
                                                                                      consistent     investment grade, but at
                                                                                      with           least Caa by Moody's or CCC
                                                                                      preservation   by S&P. May invest up to 20%
                                                                                      of capital     of total asets in securities
                                                                                      and prudent    denominated in foreign
                                                                                      investment     currencies.
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT Real                     X                           Maximum real   At least 80% of its net
                       Return                                                         return,        assets in inflation-indexed
                       Portfolio                                                      consistent     bonds of varying maturities
                                                                                      with           issued by the U.S. and
                                                                                      preservation   non-U.S. governments, their
                                                                                      of real        agencies or
                                                                                      capital and    government-sponsored
                                                                                      prudent        enterprises, and
                                                                                      investment     corporations.
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                                            X         Total return   Substantially in S&P 500
                       StocksPLUS(R)                                                  exceeding      derivatives, backed by a
                       Growth and                                                     that of the    portfolio of fixed income
                       Income                                                         S&P 500        instruments.
                       Portfolio
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       23

                       PIMCO VIT                          X                           Maximum        At least 65% of total assets
                       Total Return                                                   total          in a diversified portfolio
                       Portfolio                                                      return,        of fixed income instruments
                                                                                      consistent     of varying maturities.
                                                                                      with
                                                                                      preservation
                                                                                      of capital
                                                                                      and prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Prudential             AZL Money                      X                               Current        At least 80% of total assets
                       Market Fund                                                    income         in portfolio of high
                                                                                      consistent     quality, money market
                                                                                      with           investments. During extended
                                                                                      stability of   periods of low interest
                                                                                      principal      rates, and due in part to
Managed by Allianz                                                                                   Contract fees and expenses,
Life Advisers, LLC/                                                                                  the yield of the AZL Money
Prudential                                                                                           Market Fund may also become
Investment                                                                                           extremely low and possibly
Management, Inc.                                                                                     negative.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------


Managed by             SP International                           X                   Long-term      Invests primarily in
Prudential             Growth Portfolio                                               growth of      equity-related securities of
Investments                                                                           capital        foreign issuers.
LLC/William Blair &
Company LLC and
Marsico Capital
Managment LLC
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             SP Strategic                                         X         Long-term      At least 65% of total assets in
Prudential             Partners Focused                                               growth of      equity securities of U.S.
Investments            Growth Portfolio                                               capital        companies that the adviser
LLC/Jenison                                                                                          believes to have strong
Associatiates                                                                                        capital appreciation potential.
LLC-Alliance
Capital Management
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------


Van Kampen             AZL Van Kampen                                             X   Capital        At least 65% of total assets
                       Aggressive                                                     growth         in common stocks and other
                       Growth Fund                                                                   equity securities the
Managed by Allianz                                                                                   adviser believes have an
Life Advisers,                                                                                       above-average potential for
LLC/Van Kampen Asset                                                                                 capital growth.
Management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                    X            Capital        Invests at least 80% of net
                       Comstock Fund                                                  growth and     assets in common stocks with
                                                                                      income         the potential for capital
                                                                                                     growth and income. May
                                                                                                     invest  up to 25% of total
                                                                                                     assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen              X                                  Highest        Invests at least 65% of its
                       Equity and                                                     possible       total assets in
                       Income Fund                                                    income         income-producing equity
                                                                                      consistent     securities. May invest  up
                                                                                      with safety    to 25% ot total assets in
                                                                                      of principal   foreign securities.
                                                                                      with
                                                                                      long-term
                                                                                      growth of
                                                                                      capital as
                                                                                      an important
                                                                                      secondary
                                                                                      objective
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- ----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                         X                       Long term      Invests primarily in a
                       Global                                                         capital        portfolio of publicly traded
                       Franchise Fund                                                 appreciation   equity securities of issuers
                                                                                                     located throughout the world
                                                                                                     that it believes have, among
                                                                                                     other things, resilient
                                                                                                     business franchises and growth
                                                                                                     potential.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       24

                       AZL Van Kampen              X                                  Income and     Invests primarily in equity
                       Global Real                                                    capital        securities of companies in
                       Estate Fund                                                    appreciation   the real estate industry,
                                                                                                     including real estate
                                                                                                     investment trusts and real
                                                                                                     estate operating companies
                                                                                                     located  throughout the
                                                                                                     world.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                    X            Income and     Invests at least 65% of
                       Growth and                                                     long-term      total assets in
                       Income Fund                                                    growth of      income-producing equity
                                                                                      capital        securities, including common
                                                                                                     stocks and convertible
                                                                                                     securities; also in
                                                                                                     non-convertible preferred
                                                                                                     stocks and debt securities
                                                                                                     rated "investment grade."
                                                                                                     May invest  up to 25% ot
                                                                                                     total assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                             X   Capital        At least 80% of net assets
                       Mid Cap Growth                                                 growth         in common stocks and other
                       Fund                                                                          equity securities of mid
                                                                                                     capitalization growth
                                                                                                     companies.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------


                       AZL Van Kampen                                       X         Long-term      Invests at least 65% of
                       Strategic                                                      capital        total assets in common
                       Growth Fund                                                    appreciation   stocks of emerging growth
                                                                                                     companies. May invest up to 25%
                                                                                                     of total assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing or tax considerations or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. Also, transfers from certain types of general account Investment Choices may be subject to an MVA. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.


o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Choices are involved in the transfer; and
     -    how much you wish to transfer.
o Transfers from a general account Investment Choice may be subject to an MVA.
o If you elect the Living Guarantees, you can make transfers from the FPAs to the extent that the GPV or GAV Fixed Account Minimum is met (see section 6, Guaranteed Values Under the Living Guarantees - The GPV and GAV Fixed Account Minimums). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states the FPAs may only be available for GPV and GAV Transfers.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make transfers from a variable Annuity Payment stream to a fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see Excessive Trading and Market Timing in this section.

Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

If we reject a transfer request, we will require alternate instructions. We will call your registered representative and if we are unable to contact your registered representative, we will contact you directly.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and any transfer request received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


We reserve the right to modify the transfer provisions subject to applicable state law at any time without prior notice to any party.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, website or by fax. We may allow you to authorize someone else to request transfers by telephone, website or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, website and/or fax transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, website or by fax. This service may be available to you in the future.

When you make a transfer request by telephone, website or by fax, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before 4:00 p.m. Eastern Time, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after 4:00 p.m. Eastern Time and the request will receive the next Business Day's Accumulation Unit values.


Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.


By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.


EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include:

o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;
o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and
o    increased brokerage and administrative expenses.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):

o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges),
o requiring a minimum time period between each transfer into or out of a particular Investment Option (our current policy, which is subject to change without notice, prohibits "round trips"* with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days),
o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,


o limiting the dollar amount of any Purchase Payment or transfer request that an Owner may allocate to any Investment Option at any one time,


o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),
o    prohibiting transfers into specific Investment Options, or
o    imposing other limitations or restrictions.

* Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.


Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.


We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.


We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.


We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:
o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and
o revoking the Owner's telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. In addition, you should be aware that we expect the Investment Options to require us to prohibit transfers among the Investment Options by those persons whom the Investment Options have identified as engaging in potentially disruptive trading. The Investment Options may also require us to provide them with Contract transaction data related to such disruptive trading.

Allianz Life retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's fax transfer privileges. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option.

The retention of some level of discretion by Allianz Life may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs:
o    the number of desired transfers has been made;
o you do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); or
o    the Contract is terminated.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. If you elect the Living Guarantees, the automatic transfers that we make (GPV or GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.


We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o   We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs , as well as any amounts we transfer to the FPAs become part of our general account. Additionally, any amounts that you allocate to fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


FIXED PERIOD ACCOUNTS (FPAs)
FPAs are a type of Investment Choice available under our general account. We will credit any amounts in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.

You can allocate up to 50% of any Purchase Payment to an FPA. However, in some states the FPAs may only be available for GPV or GAV Transfers. In addition, we may transfer more than 50% of your Contract Value to the FPAs beginning on the second Contract Anniversary. If you allocate any portion of the initial Purchase Payment to an FPA on the Issue Date, we will apply that amount to an FPA with a ten-year Account Period. We will also apply any additional transfers or portions of Purchase Payments allocated to an FPA during the first Contract Year to this ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available.

Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the discussion of the "Market Value Adjustment" later in this section).

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

Any withdrawal or transfer (whether through your request or through our GPV or GAV Transfers to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: Unless you instruct us otherwise, we will take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs subject to the GPV or GAV Fixed Account Minimums. We will account for transfers or partial withdrawals from the FPAs on a first-in, first-out (FIFO) basis. That is, a transfer or a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on.


IF YOU ELECT THE LIVING GUARANTEES: Your ability to make transfers and/or partial withdrawals from the FPAs is subject to the GPV or GAV Fixed Account Minimum. You can transfer or make a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GPV or GAV Benefit (see "The GPV and GAV Fixed Account Minimums" and "Resetting the GPV and GAV Benefits" in section 6, Guaranteed Values Under the Living Guarantees).

IF YOU DON'T ELECT THE LIVING GUARANTEES: If you request a partial transfer or partial withdrawal from the FPAs and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for any applicable MVA, we will treat your request as a request for a complete transfer or full withdrawal from the FPAs. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs.


FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.

FOR CONTRACTS ISSUED IN ALABAMA, PENNSYLVANIA, UTAH AND WASHINGTON: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GPV or GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If your Contract includes Living Guarantees and you request a partial withdrawal, we will take the partial withdrawal on a pro rata basis from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.


MARKET VALUE ADJUSTMENT (MVA)
An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GPV or GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.

We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, deductions we make to reimburse ourselves for premium taxes, death claims, or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.


NOTE REGARDING APPLICATION OF MVAS TO GAV AND GPV TRANSFERS: We will not apply MVAs to GAV or GPV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can elect to opt out of having MVAs applied to GAV or GPV Transfers from the FPAs. An opt out will be effective as of the Business Day your request is received in good order at our Service Center.


Upon a transfer or withdrawal of Contract Value from the FPAs we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative, depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

      IF THE INTEREST RATE ON THE FPA FROM WHICH
            AMOUNTS ARE BEING REMOVED IS...           THEN THE MVA IS...
    --------------------------------------------      ------------------
    Less than the current interest rate for new
    allocations to an FPA of the same Account
    Period                                               negative
    --------------------------------------------      ------------------
    Equal to the current interest rate for new
    allocations to an FPA of the same Account
    Period                                                 zero
    --------------------------------------------      ------------------
    Greater than the current interest rate for
    new allocations to an FPA of the same Account
    Period                                               positive
    --------------------------------------------      ------------------

The MVA formula is [(1+I)/(1+J)]N where:

I = current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
J = current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N = number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.


The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
     (a)  = the FPA guaranteed minimum value.
     (b) = all allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
     (c)  = the Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
     (a)  = the Fixed Account Value.
     (b)  = the FPA guaranteed minimum value.
     (c) = all allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

THE FPA GUARANTEED MINIMUM VALUE IS EQUAL TO:
o 87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1%-3% depending on your state).


PLUS
o upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).


All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

MVA EXAMPLES

The following examples show the effect of the MVA on a Contract.


o You purchase a Contract with an initial Purchase Payment of $100,000 on January 1st. You do not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.
o You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
o    You make no additional Purchase Payments.
o On July 1 of your sixth Contract Year, your Fixed Account Value in the FPA is $13,774.58. The sixth Contract Year is not a leap year.
o The withdrawal charge period for your initial Purchase Payment has expired by the sixth Contract Year, so there will be no withdrawal charge on amounts withdrawn from the Contract during the sixth Contract Year.


     The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:


          87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days = ((87.5% x $10,000) - $0)
               x 1.03((181/365) + 5) =................................$10,293.43



          The MVA minimum on July 1 of the sixth Contract Year is equal to: The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs, less partial withdrawals and transfers, divided by (c) the Fixed Account Value = $10,293.43 / $13,774.58
               = .......................................................0.747277

          The MVA maximum on July 1 of the sixth Contract Year is equal to: (a) The Fixed Account Value divided by (b) the greater of the FPA guaranteed minimum value, or (c) all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,293.43 =
               .........................................................1.338191


EXAMPLE OF A POSITIVE MVA ON FULL WITHDRAWAL FROM THE FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:
Assume that the current interest rate for an FPA with a five-year Account Period is 5%.

The MVA on July 1 of the sixth Contract Year = [1.06 / 1.05]((184/365) + 4) = 1.043618.


Because the MVA is less than the MVA maximum (1.338191), we will use the MVA to calculate the amount you will receive after we withdraw all of the Fixed Account Value from the FPA = $13,774.58 x 1.043618 = $14,375.39. In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA is $14,375.39.


EXAMPLE OF A NEGATIVE MVA ON A PARTIAL WITHDRAWAL OR TRANSFER FROM A FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:
Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request that we withdraw $4,000 from the FPA and send you a check.

The MVA on July 1 of the sixth Contract Year = [1.06 / 1.07]((184/365) + 4) = 0.958589.


Because the MVA is more than the MVA minimum (0.747277), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA = $4,000 / 0.958589 = $4,172.80. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.


If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would instead apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options = $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
6. GUARANTEED VALUES UNDER THE LIVING GUARANTEES
Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GPV and GAV Benefits are intended to provide a level of protection for your principal and, if you select the GAV Benefit, to lock in some of your investment gains from prior Contract Anniversaries.

At Contract issue, you may be able to select either the Living Guarantees with the Guaranteed Principal Value (GPV) Benefit or the Living Guarantees with the Guaranteed Account Value (GAV) Benefit. If you prefer, you could purchase a Contract without the Living Guarantees. AFTER THE ISSUE DATE, THE LIVING GUARANTEES CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. If you select a Contract with Living Guarantees, your Contract will provide a long term GPV or GAV Benefit during the Accumulation Phase. Under the GPV Benefit, the guarantee is based on Purchase Payments. Under the GAV Benefit, the guarantee is based on the highest Contract Value that occurred on the Issue Date or on a Contract Anniversary. There are no additional fees or charges for selecting the Living Guarantees with the GPV Benefit. However, there is an additional M&E charge for selecting the guarantees provided by the GAV Benefit. To maintain these guarantees, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the GPV and GAV Transfers discussion later in this section).

The GPV and GAV Benefits guarantee that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or Contract termination) your Contract Value will at least equal the GPV or GAV established five years ago, less all GPV or GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.

YOU DO NOT HAVE ANY PROTECTION UNDER THE GPV OR GAV BENEFITS UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. IF YOU THINK THAT YOU MAY TERMINATE THE CONTRACT OR TAKE A FULL ANNUITIZATION BEFORE YOU HAVE HELD THE CONTRACT FOR AT LEAST FIVE YEARS, YOU SHOULD CONSIDER WHETHER PURCHASING THIS CONTRACT WITH THE LIVING GUARANTEES IS IN YOUR BEST INTEREST.

Assuming no partial withdrawals, the GPV and GAV Benefits have the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or Contract termination), your Contract Value will be at least equal to the initial GPV or GAV or the GPV or GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GPV and GAV Benefits guarantee your Contract Value will be at least the highest GPV or GAV established on the Issue Date, or on any Contract Anniversary, up to and including the seventh Contract Anniversary: that is, the "high water mark" from that period. HOWEVER, THE GPV AND GAV BENEFITS DO NOT PROVIDE ANY PROTECTION UNTIL THE FIFTH CONTRACT ANNIVERSARY, THEY DO NOT LOCK IN ANY GAINS UNTIL FIVE YEARS AFTER THEY OCCUR, AND THEY DO NOT AUTOMATICALLY LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

As noted above, if on a Contract Anniversary, your Contract Value is less than the GPV or GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a "True Up."

An additional Purchase Payment will immediately increase your Contract Value, but does not become part of the value guaranteed by the GPV and GAV Benefits until it is at least five years old. Therefore, a large additional Purchase Payment may diminish the advantage of the GPV and GAV Benefits by decreasing the likelihood that you would receive a True Up to your Contract. For example, if on the fifth Contract Anniversary your Contract Value is less than the GPV or GAV from five years ago, then we True Up your Contract Value to equal that GPV or GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GPV or GAV from five years ago, then we would not make a True Up to your Contract. To get the maximum benefit from these guarantees, you may want to consider purchasing a new Contract with the additional Purchase Payment. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GPV or GAV by an amount greater than the withdrawal itself. If the Contract Value at the time of


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
withdrawal is greater than the GPV/GAV, the GPV/GAV will be reduced by the dollar amount of the withdrawal. If the Contract Value at the time of withdrawal is less than the GPV/GAV, the GPV/GAV will be reduced by more than the withdrawal amount.

CALCULATING THE GPV AND GAV
The initial GPV or GAV is equal to all Purchase Payments received during the first 90 days of your Contract less any GPV or GAV adjusted partial withdrawals taken during this period. We recalculate the GVP or GAV on every Contract Anniversary.


GPV BENEFIT: On the first Contract Anniversary, the GPV is equal to the initial GPV plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GPV adjusted partial withdrawals taken during the remainder of the first Contract Year. On the second and any subsequent Contract Anniversaries, the GPV is equal to the GPV from the previous Contract Anniversary plus any additional Purchase Payments received in the previous Contract Year and minus any GPV adjusted partial withdrawals you made in the previous Contract Year.

GAV BENEFIT: On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
     A = The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.
     B    = Your Contract Value on the first Contract Anniversary.

On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
     C = The GAV from the previous Contract Anniversary plus any additional Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.
     D    = Your Contract Value on that Contract Anniversary.


FOR EACH WITHDRAWAL OR PARTIAL ANNUITIZATION TAKEN BEFORE THE SECOND CONTRACT ANNIVERSARY, A GPV OR GAV ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO: a X b

FOR EACH WITHDRAWAL OR PARTIAL ANNUITIZATION TAKEN ON OR AFTER THE SECOND CONTRACT ANNIVERSARY, A GVP OR GAV ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO: c + ( d X b)
     (a) = The amount of Contract Value (before any MVA) applied to a Partial Annuitization; or the amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
     (b)  = The greater of one, or the ratio of (e) divided by (f) where:
          (e) = the GPV or GAV on the day of (but before) the Partial Annuitization or partial withdrawal.
          (f) = the Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
     (c) = The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year does not exceed 10% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the Partial Annuitization will be included in the RPW portion of this formula.
     (d) = The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.


GAV EXAMPLE

o You purchase the Contract with an initial Purchase Payment of $100,000. You elect the Living Guarantees with the GAV Benefit. You make no additional Purchase Payments.
o The Contract Value on the first Contract Anniversary is $120,000, and on the second Contract Anniversary it's $135,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the third Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
o    The Contract Value on the third Contract Anniversary is $150,000.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

    The initial GAV...........................................................................................$100,000


    The GAV on the first Contract Anniversary equals the greater of A or B:
        (A)the initial GAV, plus any additional payments received during the remainder of the first Contract Year, minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year =
           $100,000 + 0 - 0 = $100,000
        (B)the Contract Value on the first Contract Anniversary = $120,000
        The GAV on the first Contract Anniversary.............................................................$120,000
                                                                                                              --------
    The GAV on the second Contract Anniversary equals the greater of C or D:
        (C)the GAV from the first Contract Anniversary, plus payments received in the second Contract Year, minus any GAV adjusted partial withdrawals taken in the second Contract Year $120,000 + 0 - 0 =
           $120,000
        (D)the Contract Value on the second Contract Anniversary = $135,000
        The GAV on the second Contract Anniversary............................................................$135,000
                                                                                                              --------
    Calculating the GAV adjusted partial withdrawal taken in the third Contract Year:
        The amount of the partial withdrawal subject to the partial withdrawal privilege
           (10% of total Purchase Payments) = 0.10 x $100,000 =................................................$10,000
    PLUS
        The remaining amount of the partial withdrawal (including any withdrawal charge)........................10,000
        Multiplied by the greater of a) or b) where:
        (a)one, or
        (b)the GAV divided by the Contract Value on the date of (but before) the partial withdrawal =
           $135,000/$160,000 = 0.84........................................................................X         1
                                                                                                           -----------
                                                                                                               $10,000
        Total GAV adjusted partial withdrawal..................................................................$20,000


    The GAV on the third Contract Anniversary equals the greater of C or D:
        (C)the GAV from the second Contract Anniversary, plus payments received in the third Contract Year, minus any GAV adjusted partial withdrawals taken in the third Contract Year = $135,000 + 0 - $20,000
           = $115,000
        (D)the Contract Value on the third Contract Anniversary = $150,000
        The GAV on the third Contract Anniversary.............................................................$150,000

APPLYING THE GAV BENEFIT:
o    On your fourth Contract Anniversary, your Contract Value is $135,000.
o On your fifth Contract Anniversary, your Contract Value is $105,000. Your initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. Your Contract Value is greater than the benefit amount, so there is no True Up to your Contract Value on the fifth Contract Anniversary.
o On your sixth Contract Anniversary, your Contract Value is $108,000. Your GAV from five years ago (the first Contract Anniversary) is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. Your Contract Value is greater than the benefit amount, so there is no True Up to your Contract Value on the sixth Contract Anniversary.


o On your seventh Contract Anniversary, your Contract Value is $110,000. Your GAV from five years ago (the second Contract Anniversary) is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. Your Contract Value is less than the benefit amount, so we will True Up your Contract Value to equal this amount by applying $5,000 to your Investment Options on the seventh Contract Anniversary.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

Application of the GAV Benefit in tabular form:


                                                                    CONTRACT VALUE
                                                                   GUARANTEED UNDER
                                                                   THE GAV BENEFIT      GAV TRUE UP
                                                                   (DOES NOT APPLY    (DOES NOT APPLY
                                                                    UNTIL THE 5TH      UNTIL THE 5TH
                                                                       CONTRACT          CONTRACT       CONTRACT VALUE
                               CONTRACT VALUE          GAV           ANNIVERSARY)      ANNIVERSARY)    AFTER GAV TRUE UP


-------------------------------------------------------------------------------------------------------------------------
Initial                            $100,000          $100,000                  -                 -                 -
-------------------------------------------------------------------------------------------------------------------------
1st Contract Anniversary            120,000           120,000                  -                 -                 -
-------------------------------------------------------------------------------------------------------------------------
2nd Contract Anniversary            135,000           135,000                  -                 -                 -
-------------------------------------------------------------------------------------------------------------------------
3rd Contract Anniversary            150,000           150,000                  -                 -                 -
-------------------------------------------------------------------------------------------------------------------------
4th Contract Anniversary            135,000           150,000                  -                 -                 -
-------------------------------------------------------------------------------------------------------------------------
5th Contract Anniversary            105,000           150,000            $80,000              None          $105,000
-------------------------------------------------------------------------------------------------------------------------
6th Contract Anniversary            108,000           150,000            100,000              None           108,000
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
7th Contract Anniversary            110,000           150,000            115,000            $5,000           115,000
-------------------------------------------------------------------------------------------------------------------------


GPV AND GAV TRANSFERS
To make the GPV and GAV Benefits available, we monitor your Contract daily as it relates to the GPV or GAV and periodically transfer amounts between your selected Investment Options and the FPAs ("GPV Transfers" or "GAV Transfers"). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn, increase the amount and/or frequency of GPV or GAV Transfers to the FPAs.

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change once you purchase a Contract, but we may use a different model for Contracts we issue in the future. We will transfer amounts to the FPAs proportionally from all of your selected Investment Options. GPV or GAV Transfers from the FPAs to the Investment Options will be allocated according to your most recent allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GPV or GAV Transfer to the FPAs is limited to 50% of total Purchase Payments received, but we may transfer more than 50% of your total Purchase Payments to the FPAs beginning on the second Contract Anniversary. GPV and GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.

The mathematical model we use to determine GPV and GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GPV or GAV Transfer.

        CHANGE IN ONE FACTOR, ASSUMING ALL OTHER FACTORS REMAIN CONSTANT
----------------------------------------------------------- --------------------------------------
FACTOR                                                      DIRECTION OF THE GPV OR GAV TRANSFER
----------------------------------------------------------- --------------------------------------
Contract Value increases                                    To the Investment Options
GPV or GAV increases                                        To the FPAS
Credited interest rate on the FPAs increases                To the Investment Options
Time until application of the GPV or GAV Benefit decreases  To the FPAS

The amount of the GPV or GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GPV or GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GPV or GAV, as applicable. GPV and GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GPV or GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GPV or GAV Transfers to the FPAs will occur. THE AMOUNT OF THE FIRST GPV OR GAV TRANSFER TO THE FPAS WILL TYPICALLY BE SIGNIFICANT, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GPV or GAV. If those changes are negative, they would, in turn, result in higher amounts of and/or more frequent GPV or GAV Transfers to the FPAs. In addition, as the time remaining until application of the GPV or GAV Benefit guarantees shortens, the frequency and amount of GPV or GAV Transfers to the FPAs will increase, particularly in poorly performing markets.

Transactions you make may also affect the number of GPV or GAV Transfers including:
o    additional Purchase Payments,
o    partial withdrawals, and
o    Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GPV or GAV, and may result in additional GPV or GAV Transfers.

When a GPV or GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GPV or GAV Benefits. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GPV or GAV Benefits shortens. As this time shortens:
o    GPV or GAV Transfers to the FPAs become more likely, and
o Contract Value relative to the GPV or GAV must increase in order for GAV Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GPV or GAV. This can be true even if your Contract Value exceeds the GPV or GAV.

THE DAILY REBALANCING FORMULA UNDER THE MATHEMATICAL MODEL: As noted above, to limit our exposure under the GPV or GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change once you purchase the Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GPV or GAV as of the Contract Anniversary date when that GPV or GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GPV or GAV for each Contract Anniversary and we may need to provide a True Up to any GPV or GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GPV or GAV, the mathematical model will tend toward a higher allocation to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GPVs or GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend toward a higher allocation to the Investment Options.

Each Business Day the mathematical model computes a "target allocation", which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors - the Owner's current Contract Value as compared to the Owner's GPV or GAV, the time until the GPV or GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GPV or GAV Transfer.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GPV or GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GPV or GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GPV or GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GPV or GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GPV or GAV Transfer.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GPV or GAV Transfer will transfer Contract Value to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GPV or GAV Transfer will transfer Contract Value to the FPAs. As with the initial GPV or GAV Transfer, a subsequent GPV or GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GPV or GAV Transfers after the first typically range between 6% and 10% of the Contract Value.

The specified margin is set on the Issue Date and cannot be changed for the life of a Contract. (We may, however, change the specified margin for Contracts that we issue in the future.)

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

WE WILL TRANSFER CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FPAS, AND FROM THE FPAS TO THE INVESTMENT OPTIONS, ACCORDING TO THE MATHEMATICAL MODEL IN ORDER TO SUPPORT THE LIVING GUARANTEES. YOU SHOULD VIEW THE GPV AND GAV BENEFITS AS A WAY TO PERMIT YOU TO INVEST IN THE INVESTMENT OPTIONS TO THE EXTENT PERMITTED BY THE MATHEMATICAL MODEL, WHILE STILL HAVING YOUR PRINCIPAL (AND SOME OF YOUR INVESTMENT GAINS) PROTECTED TO THE EXTENT PROVIDED BY THE GPV OR GAV BENEFITS. YOU SHOULD NOT VIEW THE GPV AND GAV BENEFITS AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS (OR POTENTIALLY NONE) OF YOUR CONTRACT VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MEANS THAT IF MOST OR ALL OF YOUR CONTRACT VALUE IS ALLOCATED TO THE FPAS, A SUBSEQUENT MARKET RECOVERY WILL BENEFIT ONLY THAT PORTION, IF ANY, OF YOUR CONTRACT VALUE WHICH REMAINS IN THE INVESTMENT OPTIONS. IF A RECOVERY IS SUSTAINED ENOUGH TO RESULT IN AMOUNTS BEING TRANSFERRED BACK FROM THE FPAS INTO YOUR SELECTED INVESTMENT OPTIONS, PROGRESSIVELY MORE OF YOUR CONTRACT VALUE MAY BE ABLE TO PARTICIPATE IN THE RECOVERY, BUT THE CONTRACT VALUE AS A WHOLE WILL ALWAYS RECOVER MORE SLOWLY THAN HAD IT BEEN MORE FULLY ALLOCATED TO THE INVESTMENT OPTIONS. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE TO YOU THAN IF YOUR CONTRACT DID NOT INCLUDE THE LIVING GUARANTEES.


THE GPV AND GAV FIXED ACCOUNT MINIMUMS
The GPV and GAV Fixed Account Minimums are the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GPV or GAV Benefits. You can transfer amounts into or out of the FPAs subject to the GPV or GAV Fixed Account Minimums. You can only make a transfer or take a partial withdrawal from the FPAs that would reduce the amount in the FPAs below these minimums by resetting the GPV or GAV Benefits. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GPV and GAV Benefits will be less. If you withdraw or transfer amounts out of the FPAs (subject to the GPV and GAV Fixed Account Minimums), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GPV and GAV Benefits will be greater.

RESETTING THE GPV AND GAV BENEFITS


FOR CONTRACTS ISSUED IN ALABAMA, PENNSYLVANIA, UTAH AND WASHINGTON: The reset feature is not available.


You may elect to reset the operation of the GPV or GAV Benefits at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GPV or GAV Benefits, the first Contract Anniversary on which your Contract Value will be guaranteed under the GPV and GAV Benefits will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
will not make a True Up to the Contract anytime between the reset date and the sixth Contract Anniversary after the reset date (or the fifth Contract Anniversary if you reset on a Contract Anniversary). The GPV or GAV on the reset date is the greater of:
o the last GPV or GAV calculated before the reset date, plus any additional Purchase Payments received on or after the last GPV/GAV calculation, and minus any GPV/GAV adjusted partial withdrawals taken on or after that calculation, or
o    your Contract Value.

If your Contract Value on the reset date is less than the GPV or GAV at that time, the GPV or GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with Purchase Payments equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the Contract Anniversary that occurs on or after the reset date, the GPV under the GPV Benefit is equal to the:
o    the GPV established on the reset date,
o plus any additional Purchase Payments received on or after the reset date, and
o minus any GPV adjusted partial withdrawals taken on or after the reset date.

On the Contract Anniversary that occurs on or after the reset date, the new GAV under the GAV Benefit is equal to the greater of:
o the GAV established on the reset date, plus any additional Purchase Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
o    your Contract Value.

On each subsequent Contract Anniversary, the new GPV or GAV is calculated as previously described (see "Calculating the GPV and GAV" in this section).


OTHER INFORMATION ON THE GPV AND GAV BENEFITS
Once we pay a GPV or GAV True Up to your Contract Value as a result of the GPV and GAV Benefits, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any True Ups will be allocated pro-rata to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses - Withdrawal Charge.

The GPV or GAV Benefits will terminate upon the earliest of the following.
o    The Income Date that you take a Full Annuitization.
o    Contract termination.


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7.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                                  M&E CHARGES
                                           ---------------------------
                                            TRADITIONAL    ENHANCED
                                               GMDB          GMDB
   No Living Guarantees or Living
       Guarantees with the GPV Benefit         1.65%        1.85%
   Living Guarantees with the GAV Benefit      1.75%        1.95%

During the Annuity Phase, if you request variable Annuity Payments, the M&E charge is equal, on an annual basis, to 1.65%. This expense is equal to the lowest M&E charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.


CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the FPAs. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.


During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

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WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within three complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments, as death benefits, or as part of a required minimum distribution. (For more information, see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution
(RMD) Payments.) In the marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for three or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments. However, we withdraw payments on a FIFO basis, which may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.


4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GPV or GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Values Under the Living Guarantees - Other Information on the GPV and GAV Benefits.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

           NEW CONTRACTS                      OLD CONTRACTS
   --------------------------------- --------------------------------
   NUMBER OF COMPLETE YEARS          NUMBER OF COMPLETE YEARS
    SINCE WE RECEIVED YOUR            SINCE WE RECEIVED YOUR
       PURCHASE PAYMENT      CHARGE      PURCHASE PAYMENT     CHARGE
   ------------------------  ------  ------------------------ ------
              0               8.5%               0              8%
              1               7.5%               1              7%
              2               5.5%               2              5%
              3               3.0%        3 years or more       0%
       4 years or more         0%

After we have had a Purchase Payment for four complete years (for New Contracts) or three complete years (for Old Contracts), there is no charge when you withdraw that Purchase Payment. However, withdrawals from a general account Investment Choice may be subject to an MVA. We calculate the charge at the time of each withdrawal.

For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it pro rata from the Investment Options. However, if there is not enough Contract Value in the Investment Options, we will deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.


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EXAMPLE: Assume you request a withdrawal of $1,000. There is a withdrawal charge of 7% and there is no MVA. The total amount we actually deduct from your Contract is $1,075.27 and we pay you $1,000. We determine this amount as follows:

    AMOUNT REQUESTED       OR    $1,000   =  $1,075.27
--------------------------      ---------
  1 - WITHDRAWAL CHARGE           0.93


NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. Transfers from a general account Investment Choice may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount transferred. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is a GPV or GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.


PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options.

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8. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY IN HOW DISTRIBUTIONS CAN BE TAKEN FROM THE CONTRACT. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATIONS.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.


o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or 403(b) contracts and rollovers from plans identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.


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o    INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.


     We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.


QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial

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withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

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7)  distributions from an IRA made to you (or the Annuitant as applicable), to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55; and
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.


We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
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                                       48

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.


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                            MAY, 1, 2007 [DRAFT #1]
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                                       49

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GWB withdrawals);
o    by having us make Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day. Any withdrawal request received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request at our Service Center,
o    adjusted for any applicable MVA,
o    less any applicable withdrawal charge,
o    less any deductions we make to reimburse ourselves for premium tax, and
o    less any contract maintenance charge.

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                                       50

See the Fee Tables and section 7, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

If your Contract includes the Living Guarantees, partial withdrawals are subject to the GPV or GAV Fixed Account Minimums. You can take withdrawals that would reduce the amounts in the FPAs below this minimum by resetting the GPV or GAV Benefit (see section 6, Guaranteed Values Under the Living Guarantees - The GPV and GAV Fixed Account Minimums).

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 8, TAXES).

PARTIAL WITHDRAWAL PRIVILEGE
Each Contract Year during the Accumulation Phase, on a non-cumulative basis, you can take multiple withdrawals (before any MVA) that, when added together, do not exceed 10% of your total Purchase Payments received. We will not deduct a withdrawal charge from this amount. However, withdrawals from a general account Investment Choice may be subject to a MVA.

Because the partial withdrawal privilege is non-cumulative, if you do not use all of your 10% privilege in a Contract Year, you may not carry over the remainder to the next year. If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.


GUARANTEED WITHDRAWAL BENEFIT (GWB)
At Contract issue, you may be able to select either the Living Guarantees with the Guaranteed Principal Value (GPV) Benefit or the Living Guarantees with the Guaranteed Account Value (GAV) Benefit. If you prefer, you could purchase a Contract without the Living Guarantees. AFTER THE ISSUE DATE THE LIVING GUARANTEES CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT.

If your Contract includes Living Guarantees, you will have the GWB. There is no additional charge for this benefit. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides guaranteed income through partial withdrawals regardless of your Contract Value beginning on the second Contract Anniversary. THE GWB IS NOT AVAILABLE BEFORE THE SECOND CONTRACT ANNIVERSARY.

The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. Each Contract Year you can take GWB withdrawals that, when added together, do not exceed 10% of your total Purchase Payments received (the partial withdrawal privilege). However, you cannot take a GWB withdrawal of more than your remaining GWB value. The maximum allowable GWB withdrawal that you can take in a Contract Year is the partial withdrawal that is equal to the lesser of the partial withdrawal privilege, or the remaining GWB value. You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
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                                       51


Because the GWB is non-cumulative, if you do not use all of your 10% in a given Contract Year, the remainder will not carry over to the next year. GWB withdrawals are made before any MVA and are not subject to the withdrawal charge. Any withdrawals you take in excess of your partial withdrawal privilege may be subject to a withdrawal charge, and will reduce the amount available for future GWB withdrawals. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59 1/2, the GWB withdrawal may also be subject to a 10% federal penalty tax.


WITHDRAWALS AND PARTIAL ANNUITIZATIONS YOU TAKE IN EXCESS OF THE MAXIMUM ALLOWABLE GWB WITHDRAWAL IN A CONTRACT YEAR MAY REDUCE THE GWB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.

FOR EACH WITHDRAWAL OR PARTIAL ANNUITIZATION TAKEN BEFORE THE SECOND CONTRACT ANNIVERSARY, A GWB ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO: PW X GWBV.

FOR EACH WITHDRAWAL OR PARTIAL ANNUITIZATION TAKEN ON OR AFTER THE SECOND CONTRACT ANNIVERSARY, A GWB ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO: GWBA + (RPWA X GWBV).

    PW   =   The amount of Contract Value (before any MVA) applied to a
             Partial Annuitization; or the amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
    GWBA =   The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take a Partial Annuitization the entire amount of any Contract Value
             (before any MVA) applied to the Partial Annuitization will be included in the RPWA portion of this formula.
    RPWA =   The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
    GWBV =   The greater of one, or the ratio of (a) divided by (b) where:
             (a) = the remaining GWB value on the day of (but before)
                   the Partial Annuitization or partial withdrawal.
             (b) = the Contract Value on the day of (but before) the
                   Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
*   Includes GWB withdrawals.


The GWB will terminate upon the earliest of the following.
o    Contract termination.
o    The Income Date that you take a Full Annuitization.
o    The GWB value is zero.
o The death of the Owner (unless the spouse continues the Contract as the new Owner).

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. Any withdrawals in a Contract Year, including systematic withdrawals, that exceed the partial withdrawal privilege will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the discussion of the Partial Withdrawal Privilege that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
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                                       52


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION(RMD)PAYMENTS If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge. RMD payments will reduce your GPV, GAV, GWB value, GMDB value, GMIB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.


YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


--------------------------------------------------------------------------------
10. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase.


The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge by contacting your registered representative.

--------------------------------------------------------------------------------
11. DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. The death benefit will apply only during the Accumulation Phase of your Contract.

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                                       53

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.


YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS. IN SOME STATES, THE TRADITIONAL GMDB MAY BE PROVIDED AS PART OF THE BASE CONTRACT INSTEAD OF BY ENDORSEMENT.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and due proof of death and an election of the death benefit payment option received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.


Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1, 2 or 3, less any deduction we make to reimburse ourselves for premium tax.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
3. The Enhanced GMDB value, which is the MAV. We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

MAXIMUM ANNIVERSARY VALUE (MAV)
[We only calculate the MAV until the Business Day during which we receive in good order at our Service Center both due poof of death and an election of the death benefit payment option.]

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o    its value on the immediately preceding Business Day,

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
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                                      54

o    plus any additional Purchase Payments received that day, and
o    reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner's 81st birthday*, the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday*, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the age of the Annuitant.

GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA
FOR EACH WITHDRAWAL OR PARTIAL ANNUITIZATION TAKEN, A GMDB ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO: (a) X (b)

     (a) = The amount of Contract Value (before any MVA) applied to a Partial Annuitization; or the amount of Contract Value withdrawn (including any applicable withdrawal charge, but before any MVA).
     (b)  = The greater of one, or the ratio of (c) divided by (d) where:
          (c) = the death benefit on the day of (but before) the Partial Annuitization or partial withdrawal.
          (d) = the Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.

ANY WITHDRAWALS OR PARTIAL ANNUITIZATIONS YOU TAKE IN A CONTRACT YEAR MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.

Please see Appendix C for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING. o The Business Day before the Income Date that you take a Full Annuitization. o The Business Day that the GMDB value and Contract Value are both zero. o Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes) as of the Business Day we receive due proof of death and the appropriately completed election form at our Service Center; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes) as of the Business Day we receive due proof of death and the appropriately completed election form at our Service Center.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]
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                                       55

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary* based on the GMDB that you selected. For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.
o If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will consider the surviving Joint Owner to be the primary Beneficiary. Any other Beneficiary on record will be treated as a contingent Beneficiary.
o We will pay a death benefit to the surviving Joint Owner* based on the GMDB that you selected. For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.
o If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit based on the GMDB you selected, and a new Annuitant cannot be named. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit based on the GMDB that you selected. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, we will consider the surviving Joint Owner to be the primary Beneficiary. Any other Beneficiary on record will be treated as a contingent Beneficiary. We will pay a death benefit to the surviving Joint Owner** based on the GMDB that you selected. If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.
o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value on the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    ------------------------------------------------------------------------
    (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND
   WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN
                     ONLY OCCUR UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o    If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

OPTION C: if the Beneficiary is an individual, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

--------------------------------------------------------------------------------
12. OTHER INFORMATION ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed and variable annuities, individual and group life insurance, long-term care insurance and health insurance products. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.


THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life. However, we are obligated to pay all benefits under the Contracts.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, Questar Capital Corporation, is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 5.50% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 5.50% of Purchase Payments.


We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate; o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and


o the prominence and reputation of the broker/dealer firm in its marketing channel.


We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total), and
     -    processing annuitization requests.


Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $71,043,174 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.


FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

--------------------------------------------------------------------------------
13.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

  FPA  =  FIXED PERIOD ACCOUNT             GWB  =  GUARANTEED WITHDRAWAL BENEFIT
  GAV  =  GUARANTEED ACCOUNT VALUE         MAV  =  MAXIMUM ANNIVERSARY VALUE
  GPV  =  GUARANTEED PRINCIPAL VALUE       MVA  =  MARKET VALUE ADJUSTMENT
 GMDB  =  GUARANTEED MINIMUM DEATH BENEFIT

ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates at Contract issue to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract.

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                                       62

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

FIXED ACCOUNT VALUE - the portion of your Contract Value that is in our general account during the Accumulation Phase.


FPAS (FIXED PERIOD ACCOUNTS) - a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase. FPAs have Account Periods of anywhere from one to ten years and only one FPA is available for Purchase Payments or transfers in each Contract Year. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states the FPAs may only be available for GPV and GAV Transfers we make. In addition, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. Withdrawals/transfers out of an FPA may be subject to a Market Value Adjustment, which may increase or decrease your Contract Value and/or the amount of the withdrawal/transfer.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


GAV (GUARANTEED ACCOUNT VALUE) BENEFIT - an optional benefit under the Living Guarantees that you can select at Contract issue for an additional M&E charge. The GAV provides a level of protection for the principal you have invested in the Contract as well as locking in some of your investment gains from prior years.


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions and state availability.


GPV (GUARANTEED PRINCIPAL VALUE) BENEFIT - an optional benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract.

GPV AND GAV FIXED ACCOUNT MINIMUMS - if you elect the Living Guarantees this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GPV or GAV Benefits. You generally cannot reduce the Fixed Account Value in the FPAs below the GPV or GAV Fixed Account Minimums.

GPV AND GAV TRANSFERS - if you elect the Living Guarantees these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GPV and GAV Benefits.

GWB (GUARANTEED WITHDRAWAL BENEFIT) - a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.


JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.


LIVING GUARANTEES - an optional benefit package that includes either the GPV or the GAV Benefit and the GWB. These benefits are not available individually and are not available after the Issue Date. AFTER THE ISSUE DATE THE LIVING GUARANTEES CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. There are no additional fees or charges for selecting the Living Guarantees with the GPV Benefit. However, there is an additional M&E charge for selecting the guarantees provided by the GAV Benefit.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMDB value.

MVA (MARKET VALUE ADJUSTMENT) - a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.


NEW CONTRACT - a Contract corresponding to this prospectus that has a four-year withdrawal charge schedule. Unless specifically indicated otherwise, all prospectus language applies equally to both Old and New Contracts.


NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


OLD CONTRACT - a Contract corresponding to this prospectus that has a three-year withdrawal charge schedule. Unless specifically indicated otherwise, all prospectus language applies equally to both Old and New Contracts.


OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.


PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant. Partial Annuitizations are not available to Joint Owners.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.


PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.


SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SEPARATE ACCOUNT VALUE - the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.


TRUE UP - an amount we may pay into your Contract under the Living Guarantees. On the fifth and subsequent Contract Anniversaries, we will compare your Contract Value to the GPV/GAV established five years ago, adjusted for any partial withdrawals taken in the last five Contract Years. If your Contract Value on these occasions is less than this amount, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to this payment as a True Up.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
14.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6
GUARANTEED PRINCIPAL VALUE (GPV) AND
    GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS..........6
ANNUITY PROVISIONS....................................7
    Annuity Units/Calculating Annuity Payments........7
MORTALITY AND EXPENSE RISK GUARANTEE..................8
FINANCIAL STATEMENTS..................................8
APPENDIX - CONDENSED FINANCIAL INFORMATION............9

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
15. PRIVACY NOTICE


A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed since the last time we issued our privacy notice.


WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:
We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW.Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.


WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES:
For this reason, no "opt-in" or "opt-out" selection is required.


CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us. Such requests must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

    Allianz Life Insurance Company of North America
    PO Box 1344
    Minneapolis, MN 55440-1344


ALLIANZ FAMILY OF COMPANIES:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC(TM)
                                                               M40018 (R-1/2007)


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. See the Investment Option prospectuses for further information regarding the expenses you may expect to pay.
 [TO BE UPDATED UPON AMENDMENT]


                                     ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR EXPENSE
                                                          REIMBURSEMENTS
                                     ---------------------------------------------------------
                                                                                                            TOTAL ANNUAL
                                                                                                              OPERATING
                                                                                                               EXPENSES
                                                                                                AMOUNT OF       AFTER
                                                                                               CONTRACTUAL   CONTRACTUAL
                                                                                               FEE WAIVERS   FEE WAIVERS
                                     MANAGEMENT RULE 12B-1  SERVICE      OTHER                    AND        OR EXPENSE
INVESTMENT OPTION                       FEES      FEES*       FEES     EXPENSES   TOTAL     REIMBURSEMENTS REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
AZL AIM Basic Value Fund(1)
-------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL LMP Small Cap Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL ColumbiaTechnology Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund - Class
1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund - Class
2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity Growth
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value
Fund - Class 1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value
Fund - Class 2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index
Portfolio - Service Shares(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -
Service Shares(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double Play
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications
Securities Fund - Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income
Securities Fund - Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin High Income Securites Fund
- Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth
Securities Fund - Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class
2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends
Securities Fund - Class 2(2),(3),(4)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
Securities
Fund - Class 2(2),(4)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund -
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 -
Class 1(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -
Class 2(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -
Class 2(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities
Fund - Class 2(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       67

Templeton Foreign Securities Fund -
Class 2(2),(4)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -
Class 2(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency
Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Renaissance Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(12)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing
Markets Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -
Class 1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund - Class
2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund -
Class 1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund -
Class 2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS
Total Return Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn
Strategy Portfolio - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond
Portfolio - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio
(Unhedged) - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth and
Income Portfolio - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SP International Growth Portfolio -
Class 2(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused
Growth Portfolio - Class
2(5),(7),(11)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive Growth
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and Income
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Franchise
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real Estate
Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and Income
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid-Cap Growth
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                       68

AZL Van Kampen Strategic Growth
Fund(1)
-------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2008. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) For the Franklin Rising Dividends, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.02%, 0.02%, 0.05% and 0.05%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(5) The Portfolio's total actual annual operating expenses for the year ended December 31, 2005 were less than the amount shown in the table due to the Arrangements. The Arrangements are voluntary and may be terminated by the Manager at any time. In addition, the Arrangements may be modified periodically. After accounting for the Arrangements, the SP Strategic Partners Focused Growth Portfolio's actual annual operating expenses for the fiscal year ended December 31, 2005 were 1.47%
(6) The AZL Neuberger Berman Regency Fund, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and the AZL Van Kampen Global Real Estate Fund commenced operations as of May 1, 2006. The expenses shown above for these Investment Options are estimated for the current calendar year.
(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(8) The AZL Davis NY Venture Fund, AZL Dreyfus Premier Small Cap Value Fund, AZL Oppenheimer Global Fund, and the AZL Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(9) Not currently available.
(10) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015.
(11) Some of the Arrangements that were effective during 2005 have been modified or eliminated. Had the Arrangements in place as of January 1, 2006 been effective throughout 2005, the SP Strategic Partners Focused Growth Portfolios' total actual annual operating expenses for the year ended December 31, 2005 would have been 1.54%.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund. [TO BE UPDATED UPON AMENDMENT]

                               ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR EXPENSE
                                                    REIMBURSEMENTS
                               ---------------------------------------------------------
                                                                                                             TOTAL ANNUAL
                                                                                                              OPERATING
                                                                                                              EXPENSES
                                                                                              AMOUNT OF        AFTER
                                                                       UNDERLYING    TOTAL    CONTRACTUAL    CONTRACTUAL
                                                                         FUND        ANNUAL   FEE WAIVERS    FEE WAIVERS
                               MANAGEMENT RULE 12B-1   OTHER           EXPENSES AND OPERATING     AND         OR EXPENSE
INVESTMENT OPTION                 FEES      FEES*    EXPENSES   TOTAL  12-B1 FEES** EXPENSES  REIMBURSEMENTS REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced
Fund(1),(2)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1),(2)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate
Fund(1),(2)
--------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
** These expenses include an arithmetic average of the expenses and 12b-1 fees of the underlying funds.

(1) Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the calendar year in which the corresponding reimbursement to the Investment Option was made.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses, ranging from 1.02% to 1.19% after contractual fee waivers and reimbursements are an estimate computed by determining the arithmetic average of the expense ratios of the underlying funds that are available for each Investment Option to purchase. The AZL FusionPortfolios, at the discretion of the Manager, may assign larger weightings to certain funds and may invest in underlying funds not included in this calculation. The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.58%.
    These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the Portfolios do not pay service fees or 12b-1 fees.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the phone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION
Allianz High Five L with the Traditional GMDB and No Living Guarantees or
Living Guarantees with the GPV Benefit.................................... 1.65%
Allianz High Five L with the Enhanced GMDB and Living Guarantees with the
GAV Benefit............................................................... 1.95%


[ __ ] commenced operations under this Contract as of May 1, 2007. There are no Accumulation Units shown for these Investment Options.


(Number of Accumulation Units in thousands)


[TO BE UPDATED UPON AMENDMENT]


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

--------------------------------------------------------------------------------
APPENDIX C - DEATH BENEFIT CALCULATION EXAMPLES

o You purchase a Contract with an initial Purchase Payment of $100,000. You choose not to include the Living Guarantees and you allocate your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.


NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU ELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value............................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received.........................................................................$100,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-  20,000
                                                                                                            ----------
                                                                                                             $ 80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
The amount of the partial withdrawal............................................................... 20,000
Multiplied by the greater of a) or b) where:
    a) is one, and
    b) is the ratio of the death benefit divided by the Contract Value
        on the date of (but before) the partial withdrawal = $160,000/$160,000 = 1................X      1
                                                                                                  --------

Total GMDB adjusted partial withdrawal........................................................................$ 20,000
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.


IF YOU ELECTED THE OPTIONAL ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract
Value.........................................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced by the GMDB adjusted partial withdrawal......................................................-  22,500
                                                                                                             ---------
                                                                                                              $ 77,500
3) The Enhanced GMDB value:
    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced by the GMDB adjusted partial withdrawal.....................................................-   22,500
                                                                                                            ----------
                                                                                                              $157,500
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
The amount of the partial withdrawal.............................................................   20,000
Multiplied by the greater of a) or b) where:
    a) is one, and
    b) is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal = $180,000/$160,000 = 1.125.............X 1.125
                                                                                                   -------

Total GMDB adjusted partial withdrawal........................................................................$ 22,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.


You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:


    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*PROSPECTUS*
                            MAY, 1, 2007 [DRAFT #1]

                                   PART B-SAI
                                       1

                       STATEMENT OF ADDITIONAL INFORMATION
                              ALLIANZ HIGH FIVETM L
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)


                                   MAY 1, 2007


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

ALLIANZ LIFE..........................................2
------------
EXPERTS...............................................2
-------
LEGAL OPINIONS........................................2
--------------
DISTRIBUTOR...........................................2
-----------
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
-------------------------------------------------
FEDERAL TAX STATUS....................................3
------------------
    GENERAL...........................................3
    -------
    DIVERSIFICATION...................................4
    ---------------
    OWNER CONTROL.....................................4
    -------------
    CONTRACTS OWNED BY NON-INDIVIDUALS................5
    ----------------------------------
    INCOME TAX WITHHOLDING............................5
    ----------------------
    REQUIRED DISTRIBUTIONS............................5
    ----------------------
    QUALIFIED CONTRACTS...............................6
    -------------------

GUARANTEED PRINCIPAL VALUE (GPV) AND GUARANTEED
ACCOUNT VALUE (GAV) TRANSFERS.........................7
------------------------------------------------------
ANNUITY PROVISIONS...................................13
------------------
    ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS.......14
    ------------------------------------------
MORTALITY AND EXPENSE RISK GUARANTEE.................14
------------------------------------
FINANCIAL STATEMENTS.................................14
--------------------
APPENDIX - CONDENSED FINANCIAL INFORMATION...........15
------------------------------------------


                                                               HIGHFIVELSAI-0507


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, long-term care insurance, and health insurance products.


Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2006 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements of Allianz Life as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


As discussed in note 2 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for non-traditional long-duration insurance contracts in 2004.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
[TO BE UPDATED UPON AMENDMENT]

                 ------------- ---------------------------------- --------------------------------------
                 ------------   AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR                 PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR           ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2004             $229,502,300.90                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2005             $232,330,089.74                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2006
                 ------------- ---------------------------------- --------------------------------------


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,200 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2006, the five firms receiving the largest payments, ranging from $[_] to $[_], are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support. [TO BE UPDATED UPON AMENDMENT]

  FIRM NAME
------------------------------
------------------------------







REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]
the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o    distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.


These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

GUARANTEED PRINCIPAL VALUE (GPV) AND GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS
To make the GPV and GAV Benefits available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GPV or GAV Transfers between the Investment Options and the FPAs according to a mathematical model.

The mathematical model uses the following formula to compute D, the percentage of Contract Value to be allocated to the Investment Options:

D = N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}

where:

     NOTATION        DESCRIPTION
         C           Contract Value
         G           Adjusted Guarantee
         r           Credited Rate
         s           Adjusted Volatility
         t           Time Remaining
         d           Percentage of Contract Value in Investment
                     Options
         N           Cumulative Standard Normal Distribution function
        ln           Natural Logarithm function
        [NOTE: ^ designates SQUARE ROOT]

For this formula, we have:

The CONTRACT VALUE includes Contract Value both in the Investment Options and in the FPAs.

The ADJUSTED GUARANTEE for a given GPV or GAV, is the dollar value of the GPV or GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GPV or GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GPV or GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GPV or GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GPV or GAV Benefit.

o w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GPV or GAV.

o m is the ratio of (a) the difference of the GPV or GAV minus the Contract Value and (b) the difference of the GPV or GAV minus the present value of the GPV or GAV, discounted for the time (in years) until the GPV or GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g - C) / [g - (G / (1 + r)t)]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1. The values for W set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for W may change, however, for new Contracts issued in the future.

The CREDITED RATE is the interest rate credited to the currently available FPA. The interest rate will never be less than the guaranteed rate stated in your Contract.

The ADJUSTED VOLATILITY represents the volatility of the returns of Contract Value for all in force Contracts - that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and will not change for the duration of the Contract; the number may change for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The TIME REMAINING for a given GPV or GAV is the number of years (including any fraction) which remain until that GPV or GAV is applied and any True Up based on that GPV or GAV is made.

The PERCENTAGE OF CONTRACT VALUE to be allocated to the Investment Options is computed for each future GPV or GAV. Ultimately the allocation for a Contract takes into account each future GPV or GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

The NATURAL LOGARITHM function for a given value, computes the power to which E must be raised, in order to result in that value. Here, E is the base of the natural logarithms, or approximately 2.718282.

The mathematical model uses d as follows.
If you have not reset the GPV or GAV, then during the first Contract Year there is one GPV or GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GPV or GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GPVs or GAVs, each available on a different Contract Anniversary.

We compute d for each future GPV or GAV (as many as five). We take the smallest of these ds and execute a GPV or GAV Transfer based on:
o whether the allocation differs sufficiently from the allocation we have previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
o whether a GPV or GAV Transfer would exceed the limit of 50% of Purchase Payments,
o    the number of transfers which have already occurred.

If you have not reset the GPV or GAV, then:
o At issue we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After issue, and before the initial GPV or GAV Transfer to the FPAs, on each Business Day we compute D and execute a GPV or GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After issue, and if the initial GPV or GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and execute a GPV or GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GPV or GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GPV or GAV Transfer will be to the Investment Options.

If you have reset the GPV or GAV, then:
o Upon the reset we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After the reset, and if no GPV or GAV Transfer to the FPAs has occurred since the reset, on each Business Day we compute d and execute a GPV or GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After the reset, and if a GPV or GAV Transfer to the FPAs has occurred since the reset, on each Business Day we compute d and execute a GPV or GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GPV or GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GPV or GAV Transfer will be to the Investment Options.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

EXAMPLE 1: At issue, establish the baseline.

You purchase a Contract with a single Purchase Payment of $100,000 and select the Living Guarantees and the GAV Benefit. The initial GAV is $100,000, which becomes available on the fifth anniversary. Assume the following additional values:
o    The interest rate credited to the ten-year FPA is 3%.
o    The adjusted volatility of the Investment Options you have selected is 16%.
o    The specified margin is 5%.

For this example we have:
  VARIABLE       VALUE         DESCRIPTION
      C         $100,000   Contract Value
      g         $100,000   Guarantee
      r           0.03     Credited Rate
      s           0.16     Adjusted Volatility
      t            5       Time Remaining

First, we compute m and w and G as follows.

m = (m - C) / [g - (g / (1 + r)t)]
= ($100,000 - $100,000) / [$100,000 - ($100,000 / (1 + 0.03)(5))]
= 0 / [$100,000 - ($100,000 / 1.159274)]
= 0 / [$100,000 - $86,260.88]
= 0 / $13,739.12
= 0

We look up this value of M in Table 1 to arrive at W equal to 1.08. The adjusted guarantee G is w x g, or 1.08 x $100,000 = $108,000.

Now, we compute d as follows.

d =  N{[ln (C / G) + (r + s2 / 2) x t] / [s x ^t]}
=  N{[ln ($100,000 / $108,000) + (0.03 + 0.162 / 2) x 5] / [0.16 x ^5]}
=  N{[ln (0.925926) + 0.0428 x 5] / [0.16 x 2.236068]}
=  N{[-0.076961 + 0.214] / [0.357771]}
=  N{0.383036}
=  0.649153 (approximately 65%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.

Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model will call for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

EXAMPLE 2: Process an initial GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.

Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%) as computed in Example 1.

For this example we have:
   VARIABLE       VALUE        DESCRIPTION
      C          $96,990   Contract Value
      g         $100,000   Guarantee
      r           0.03     Credited Rate
      s           0.16     Adjusted Volatility
      t            4.5     Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)t)]
= ($100,000 - $96,990) / [$100,000 - ($100,000 / (1 + 0.03)(4.5))]
= $3,010 / [$100,000 - ($100,000 / 1.142267)]
= $3,010 / [$100,000 - $87,543.23]
= $3,010 / $12,454.77
= 0.241674

We look up this value of m in Table 1 to arrive at w equal to 1.08. The adjusted guarantee G is w x g, OR 1.08 x $100,000 = $108,000.

Now we compute d as follows.

d = N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}
= N{[ln ($96,990 / $108,000) + (0.03 + 0.16(2) / 2) x 4.5] / [0.16 x ^4.5]}
= N{[ln (0.898056) + 0.0428 x 4.5] / [0.16 x 2.121320]}
= N{[-0.107523 + 0.1926] / [0.339411]}
= N{0.250659}
= 0.598961 (approximately 60%).

As computed, d is less than the baseline by 0.598961 - 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an initial GAV Transfer to the FPAs.

The amount of the transfer will be such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.

The mathematical model calls for 0.598961 x $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value, $96,990 - $58,093.26 = $38,896.74, to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.598961.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

EXAMPLE 3: Process a GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract has experienced only the single GAV Transfer of Example 2 (no additional GAV Transfers have occurred) and that the Contract Value has risen to $102,470.

Because there have been no GAV Transfers since that of Example 2, the baseline remains 0.598961.

In this example we have:
   VARIABLE       VALUE        DESCRIPTION
      C         $102,470   Contract Value
      g         $100,000   Guarantee
      r           0.03     Credited Rate
      s           0.16     Adjusted Volatility
      t         4.166667   Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)t)]
= ($100,000 - $102,470) / [$100,000 - ($100,000 / ( 1 + 0.03)(4.166667))]
= -$2,470 / [$100,000 - ($100,000 / 1.131067)]
= -$2,470 / [$100,000 - $88,412.07]
= -$2,470 / $11,587.93
= -$0.213153

We look up this value of m in Table 1 to arrive at w equal to 1.08. The adjusted guarantee G is w x g, or 1.08 x $100,000 = $108,000.

d = N{[ln (C / G) + (r + s(2) / 2) x t] / [s x ^t]}
= N{[ln($102,470 / $108,000) + (0.03 + 0.16(2) / 2) x
       4.166667] / [0.16 x ^4.166667]}
= N{[ln (0.948796) + 0.0428 x 4.166667] / [0.16 x 2.041241]}
= N{[-0.052561 + 0.178333] / [0.326599]}
= N{0.385097}
= 0.649917 (approximately 65%).

As computed, d differs from the baseline by 0.649917 - 0.598961 = 0.50956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer will be to the Investment Options.

The amount of the transfer will be such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.

The mathematical model calls for 0.649917 x $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 - $66,597.02 = $35,872.98 to be allocated to the FPAs.

As four months have passed since the GAV Transfer into the FPAs, the amount of Contract Value in the FPAs is $38,896.74 x 1.03 4/12 = $39,281.88.

The GAV Transfer to the Investment Options in the amount of $39,281.88 - $35,872.98 = $3,408.90 represents approximately 3.33% (i.e., $3,408.90 /
$102,470) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.649917.

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

EXAMPLE 4: Additional example expanding on the computation of w.

In the first three examples W has always been 1.08. This example shows how W may differ from 1.08. Assume the following:
  VARIABLE      VALUE       DESCRIPTION
------------- ---------- -------------------
     C         $85,111   Contract Value
     g        $100,000   Guarantee
     r          0.03     Credited Rate
     t            2      Time Remaining

In this example we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)t)]
= (100,000 - 85,111) / [100,000 - (100,000 / (1 + 0.03)(2))]
= 14,889 / [100,000 - (100,000 / 1.060900)]
= 14,889 / [100,000 - 94,259.59]
= 14,889 / 5,740.41
= 2.593718

This value of m falls between two values of m in Table 1, 2.55 and 2.60. Therefore w will fall between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The adjusted guarantee G is w x g, or 2.148261 x $100,000 = $214,826.10.

d = N{[ln (C / G) + (r + s2 / 2) x t] / [s x t]}
= N{[ln (85,111 / 214,826.10) + (0.03 + 0.16 2 / 2) x 2] / [0.16 x ^2]}
= N{[ln (0.396186) + 0.0428 x 2] / [0.16 x 1.414214]}
= N{[ -0.925873 + 0.085600] / [0.226274]}
= N{-3.713515}
= 0.000102 (approximately 0%).

This low value of d results both because the Contract Value of $84,111 is substantially lower than the guaranteed value of $100,000, and only two years remain before the guarantee becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model will not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs will happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low D could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low D may result even if the Contract Value is not much lower than the guarantee.

TABLE 1

We compute the adjusted guarantee to be the product of the guarantee times w:
G = g x w

where w is derived from the following table based on M. In turn M is given by: m = (g - C) / [g - (g / (1 + r)t)]


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]
where:
  NOTATION               DESCRIPTION
------------- --------------------------------------------
w             Worth Adjustment Applied to the Guarantee
m             Guarantee Ratio
G             Adjusted Guarantee
C             Contract Value
g             Guarantee
r             Credited Rate
t             Time Remaining

For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.
--------------------------------------------------------------------------------------------------------------------------
        m                  w                    m                 w                    m                w
------------------- -----------------    ----------------- ----------------     ---------------- -----------------
------------------- -----------------    ----------------- ----------------     ---------------- -----------------
      0.000              1.0800                1.50            1.2893                 3.5             3.6812
      0.700              1.0800                1.55            1.3114                 3.6             3.9095
------------------- -----------------
------------------- -----------------
      0.725              1.0800                1.60            1.3349                 3.7             4.1510
      0.750              1.0827                1.65            1.3597                 3.8             4.4060
      0.775              1.0867                1.70            1.3860                 3.9             4.6751
      0.800              1.0909                1.75            1.4137                 4.0             4.9584
                                         ----------------- ----------------     ---------------- -----------------
                                         ----------------- ----------------     ---------------- -----------------
      0.825              1.0951                1.80            1.4430                 4.1             5.2565
      0.850              1.0996                1.85            1.4738                 4.2             5.5696
      0.875              1.1042                1.90            1.5062                 4.3             5.8983
      0.900              1.1089                1.95            1.5402                 4.4             6.2428
      0.925              1.1139                2.00            1.5760                 4.5             6.6036
                                         ----------------- ----------------     ---------------- -----------------
                                         ----------------- ----------------     ---------------- -----------------
      0.950              1.1190                2.05            1.6135                 4.6             6.9811
      0.975              1.1243                2.10            1.6529                 4.7             7.3755
      1.000              1.1298                2.15            1.6940                 4.8             7.7874
------------------- -----------------
------------------- -----------------
      1.025              1.1355                2.20            1.7371                 4.9             8.2171
      1.050              1.1414                2.25            1.7821                 5.0             8.6650
                                         ----------------- ----------------
                                         ----------------- ----------------
      1.075              1.1475                2.30            1.8291
      1.100              1.1538                2.35            1.8782
------------------- -----------------
------------------- -----------------
      1.125              1.1604                2.40            1.9294
      1.150              1.1671                2.45            1.9826
      1.175              1.1742                2.50            2.0381
                                         ----------------- ----------------
                                         ----------------- ----------------
      1.200              1.1814                2.55            2.0958
------------------- -----------------
------------------- -----------------
      1.225              1.1889                2.60            2.1558
      1.250              1.1966                2.65            2.2182
      1.275              1.2046                2.70            2.2829
      1.300              1.2129                2.75            2.3500
------------------- -----------------    ----------------- ----------------
------------------- -----------------    ----------------- ----------------
      1.325              1.2214                2.80            2.4196
      1.350              1.2303                2.85            2.4918
      1.375              1.2394                2.90            2.5665
      1.400              1.2487                2.95            2.6438
------------------- -----------------
------------------- -----------------
      1.425              1.2584                3.00            2.7238
                                         ----------------- ----------------
                                         ----------------- ----------------
      1.450              1.2684                3.05            2.8065
      1.475              1.2787                3.10            2.8920
      1.500              1.2893                3.15            2.9803
                                               3.20            3.0714
                                               3.25            3.1655
                                         ----------------- ----------------
                                         ----------------- ----------------
                                               3.30            3.2625
                                               3.35            3.3626
                                               3.40            3.4657
                                               3.45            3.5718
                                               3.50            3.6812

ANNUITY PROVISIONS
--------------------------------------------------------------------------------
We base monthly Annuity Payments upon:
o whether you request fixed Annuity Payments, variable Annuity Payments, or a combination of both fixed and variable Annuity Payments;
o the adjusted Contract Value (Contract Value adjusted for any MVA, less any deduction we make to reimburse us for premium tax) on the Income Date;

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

o    the Annuity Option you select;
o    the age of the Annuitant and any joint Annuitant; and
o    the sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value (less any deduction we make to reimburse us for premium tax) that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date adjusted for any applicable MVA (less any deductions we make to reimburse us for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2006, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2006 are also included herein.


        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges is found below.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                 M&E CHARGES
----------------------                                                                                 -----------
HI5L 2.... Allianz High Five L with the Traditional GMDB and No Living Guarantees or Living
           Guarantees with the GPV Benefit.........................................................       1.75%
HI5L 3.... Allianz High Five L with the Enhanced GMDB and Living Guarantees with theGAV Benefit....       1.85%


The [ ] commenced operations under this Contract as of May 1, 2007. There are no Accumulation Units shown for these Investment Options.


(Number of Accumulation Units in thousands)


[TABLE TO BE ADDED UPON AMDENDMENT]

        THE ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY CONTRACT*SAI*
                            MAY, 1, 2007 [DRAFT #1]

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

 a.  Financial Statements

 [TO BE UPDATED UPON AMENDMENT]

 b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account, dated May 31, 1985(1)
      2.   Not  Applicable
      3.a. Principal Underwriter's Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14,1988.(2) North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC which is the predecessor to Allianz Life Financial Services, LLC.
      3.b. Form of General Agency Agreement with Allianz Life Financial
           Services, LLC(13)
      4.a. Individual Variable Annuity Contract-L40432(7)
      4.b. Contract Schedule Page-S40694AA(12)
      4.c. GAV Benefit Endorsement-S40693(9)
      4.d. GPV Benefit Endorsement-S40692(9)
      4.e  Fixed Account with a MVA Endorsement-S407092A(12)
      4.f. Traditional GMDB Endorsement-S40251(7)
      4.g. Enhanced GMDB Endorsement-S40250(7)
      4.h. GWB Endorsement-S40254(9)
      4.i. Contract Amendment Endorsement(10)
      5.a. Application for Indiv Var Annuity Contract-F40456(9)
      6. (i) Copy of Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(13)
           (ii) Copy of the Restated Bylaws of the Company(as amended
                October 2, 1996)(13)
      7.   Not  Applicable

     8.a. Copy of Fund Participation Agreement between AIM Variable Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC, dated 7/27/1999(3)

        b. Copy of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership, dated 12/2/2004(11)
        c. Copy of Fund Participation Agreement between USAllianz Variable Products Fund of Funds Trust and BISYS Fund Services Limited Partnership, dated 12/2/2004(12)

        d. Copy of Fund Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(4)

        e. Copy of Fund Participation Agreement between Dreyfus
           Investment Portfolios and Allianz Life Insurance Company of North America, dated 5/1/2002(6)

        f. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America, dated 10/1/2003(11)
        g. Copy of Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of North America, dated 12/1/2003(11)
        h. Copy of Business Agreement between Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America, dated 10/1/2003(11)

        i. Copy of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4)
        j. Copy of Administrative Support Service Agreement between Allianz Life Insurance Co. of North America and OppenheimerFunds, Inc., dated 12/1/1999(8)
        k. Copy of Participation Agreement between Allianz Life Premier VIT and Allianz Global Investors Distributors LLC, dated 5/1/2006(14)
        l. Copy of Administrative Service Agreement between Allianz Life and OpCap Advisors LLC, dated 5/1/2006(14)

        m. Copy of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC dated 12/1/1999(4)
        n. Copy of Services Agreement between Allianz Life Insurance Co. of North America and PIMCO Variable Insurance Trust, dated 12/1/1999(8)

        o. Copy of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated, 12/15/2000(5)
        p. Copy of Services Agreement between Allianz Life Insurance Co. of North America and Prudential Investment Management Services LLC, dated 12/15/2000(8)

        q. Copy of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4)
        r. Copy of Service Agreement between Allianz Life Insurance Co. of North America and Seligman & Co., Inc., dated 12/16/1999(8)

        s. Copy of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of North America, dated 5/1/2001(6)

      9.   Opinion and Consent of Counsel*
     10    Consent of Independent Registered Public Accounting Firm*
     11.   Not Applicable
     12.   Not Applicable
     13.   Powers of Attorney(15)

           * To be filed by amendment

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Post-Effective Amendment No 7.to Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4)  Incorporated   by  reference   from   Pre-Effective   Amendment  No.  1  to
     Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(5)  Incorporated   by  reference  from   Post-Effective   Amendment  No.  2  to
     Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6)  Incorporated   by  reference  from   Post-Effective   Amendment  No.  3  to
     Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7)  Incorporated   by  reference  from   Pre-Effective   Amendment  No.  1  to
     Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on September 9, 2002.
(8) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(9) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on November 3, 2004.
(10) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on December 28, 2004.
(11) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.
(12) Incorporated by reference from Post-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on April 27, 2006.
(13) Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on May 19, 2006.
(14) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(15) Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on December 28, 2006.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      Director
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Volker Stueven                           Senior Vice President and Chief Risk Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      President and Chief Operating Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise M. Blizil                         Senior Vice President, Enterprise Services
              ---------------------------------------- ------------------------------------------------------------
              Wayne A. Robinson                        Senior Vice President, Chief Legal Officer and Secretary
              ---------------------------------------- ------------------------------------------------------------
              Tyrus R. Campbell                        Senior Vice President, Treasurer
              ---------------------------------------- ------------------------------------------------------------
              Jan R. Carendi                           Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              D-80802
              Munich, Germany
              ---------------------------------------- ------------------------------------------------------------
              Dr. Helmut Perlet                        Director
              Allianz AG (Holding)
              Koniginstr 28
              80802 Munchen
              Germany
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Peter Huehne                             Director
              Fireman's Fund Insurance Co.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Ralph Strangis                            Director
              Kaplan Strangis & Kaplan PA
              5500 Norwest Center
              Minneapolis, MN 55402-4126
              ---------------------------------------- ------------------------------------------------------------



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The  Company   organizational   chart  is   incorporated   by   reference   from
Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.

Item 27. Number of Contract Owners

As of December 29, 2006 there were 3,488 qualified Contract Owners and 2,602 non-qualified Contract Owners with Contracts in the separate account.

Item 28.  Indemnification

The Bylaws of the Insurance Company provide:

       ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

              Section 1. RIGHT TO INDEMNIFICATION:

(a) Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
              (i)   a director of the Corporation; or
              (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
              (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or
              (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b) Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
              (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
              (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
              (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
              (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;
              (v) for any transaction for which the Indemnified Person derived an improper personal benefit;
              (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;
              (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
              (viii)in circumstances where indemnification is prohibited by applicable law;
              (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

              Section 2. SCOPE OF INDEMNIFICATION:

(a) Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b) Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c) Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

              Section 3. DEFINITIONS:

(a) "Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b) "Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
(c)           "Professional Services" shall mean services rendered pursuant to
              (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Frank Tonnemaker           Chief Manager, Chief Executive Officer, President and Governor

Angela Wilson              Chief Financial Officer and President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary

Brad Coustan               Senior Vice President


     c.

For the period 1-1-2006 to 12-31-2006 [TO BE UPDATED UPON AMENDMENT]
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $[ ]               $0             $0            $0
-------------------------------------------------------------------------------------------------------

The  $[ ]  that Allianz Life  Financial  Services,  LLC received from
Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.


Item 30. Location of Accounts and Records

5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 2nd day of February, 2007.

                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     DOUGLAS P. REYNOLDS*
                                      ------------------------------
                                           Douglas P. Reynolds
                                           President and Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 2nd day of February, 2007.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Douglas P. Reynolds*       President and Chief Operating Officer
Douglas P. Reynolds

Gabby Matzdorff*           Senior Vice President and Chief Financial Officer
Gabby Matzdorff

Michael P. Sullivan*       Director
Michael P. Sullivan

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Peter Huehne*              Director
Peter Huehne

Ralph Strangis*            Director
Ralph Strangis

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky




                               *By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                  By: /S/ STEWART D. GREGG
                      --------------------
                      Stewart D. Gregg
                      Senior Securities Counsel

                                    EXHIBITS
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 3
                                    FORM N-4
                      (File Nos. 333-120181 and 811-05618)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                INDEX TO EXHIBITS

EXHIBIT
EX-99.B9     Opinion and Consent of Counsel(to be filed by amendment)
EX-99.B10    Consent of Independent Registered Public Accounting Firm
             (to be filed by amendment)